UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively PractusTM LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	September 30
Date of reporting period:	September 30, 2019

Item #1. Reports to Stockholders.

INDEX

The E-Valuator Very Conservative (0%-15%) RMS Fund

The E-Valuator Conservative (15%-30%) RMS Fund

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

The E-Valuator Moderate (50%-70%) RMS Fund

The E-Valuator Growth (70%-85%) RMS Fund

The E-Valuator Aggressive Growth (85%-99%) RMS Fund (collectively, the “E-Valuator Funds”)

THE E-VALUATOR FUNDS	The E-Valuator Very Conservative (0%-15%) RMS Fund

The E-Valuator Conservative (15%-30%) RMS Fund

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

The E-Valuator Moderate (50%-70%) RMS Fund

The E-Valuator Growth (70%-85%) RMS Fund

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Funds complex/your financial intermediary.

ANNUAL REPORT

For the year ended September 30, 2019

ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

Annual Shareholder LetterFiscal Year-ended: September 30, 2019 (unaudited)

Service Share Ticker: EVVLX	R4 Share Ticker: EVVCX
Allocation Goals: Bonds: 85%-100% Stocks: 0%-15%

The following commentary is based on the Fund’s overall performance for the Fiscal Year ended September 30, 2019.

Expense, Average Annual Return & Risk Management

As identified in the table below, the Fund’s Service share class was able to operate at a net expense level below the average expense of its Morningstar peer group (US Fund Allocation – 15% to 30% Equity). This lower expense helped the Fund’s performance for this fiscal year relative to the average annual return of its Morningstar peers, keeping in mind the Morningstar peer group can have up to 30% invested in stocks while this Fund’s maximum allocation into stocks is 15%. Likewise, for the previous fiscal year ending September 30, 2018, this Fund posted a 1 year gain of 2.84% vs a 1.46% of its peer group average, +195% of the peer group average. This resulted in the starting point for the fiscal year ending September 30, 2019 to be significantly higher than the starting point for the peer group average, which increased the difficulty of posting year-over-year superior performance after the December, 2018 sell off.

	Expense Ratio		Rate-of-Return					Standard Deviation
	Net[1]	Gross	3-Month Total Return	1-Year Total Return	3-Year Average Annual	5-Year Average Annual	Inception[2] Average Annual	3-Year	5-Year
Service Share: EVVLX	0.94%	1.01%	1.66%	4.02%	3.86%	2.96%	3.20%	3.27%	2.94%
R4 Share: EVVCX	1.16%	1.23%	1.65%	3.92%	3.67%	2.74%	2.90%	3.26%	2.93%
Benchmarks
US Fund Money Market - Taxable	—	—	0.44%	1.90%	1.13%	0.68%	—	0.20%	0.22%
BBgBarc US Agg Bond TR USD	—	—	2.27%	10.31%	2.92%	3.39%	—	3.32%	3.09%
MSCI EAFE PR USD	—	—	-1.71%	-4.27%	3.55%	0.46%	—	11.07%	12.35%
Russell 2000 TR USD	—	—	-2.40%	-8.89%	8.23%	8.19%	—	17.21%	16.16%
S&P 500 TR USD	—	—	1.70%	4.25%	13.39%	10.84%	—	12.19%	11.96%
US Fund Allocation – 15% to 30% Equity	1.02%	1.02%	1.02%	5.00%	3.86%	3.41%	—	3.63%	3.82%

Italics = Morningstar Category	Data provided by: Morningstar, Inc.	[2]Date of Inception: 2/29/12	Data as of: 9/30/19

1The Adviser has agreed to waive 0.07% of its management fee. The Adviser may not terminate this contractual arrangement prior to January 31, 2020 except pursuant to mutual consent between the Fund and the Adviser or in the event that the investment advisory agreement is terminated. Without this waiver, expenses would be higher and performance would be lower.

The E-Valuator Very Conservative (0%-15%) RMS Fund
Annual Shareholder Letter - continuedSeptember 30, 2019 (unaudited)

ANNUAL REPORT

Asset Allocation Overview

The Fund will typically maintain approximately 1% of its holdings in cash for liquidity purposes. The Fund will generally have a minimum of 0% allocated into Equities (stocks) with a potential maximum equity allocation up to 15%. The Fixed Income (bond) allocation of this Fund will range between 85% to 100%. The fiscal year ended asset allocation was:

Money Market (cash): 1.0%	Equities (stocks): 10.4%	Fixed Income (bonds): 88.6%

Equity Focus. The equity markets experienced tremendous volatility in the 12 months leading up to 9-30-19. The S&P 500® Index posted the worst December in over 50 years, only to be followed by the best January in over 35 years. The stock market performed well into early May until the “90%” probability of a successful Chinese trade agreement was announced on a Friday but was revoked by the Chinese the following Monday. Overall, the stock market has performed well this year in spite of the impact from China trade agreement negotiations, Federal Reserve impact, slowing down of the global economy (Brexit), and delay in passing the United States-Mexico-Canada Agreement (USMCA). Growth outperformed Value style management, and Domestic equities outperformed Foreign for this fiscal year.

3 top performing Morningstar Categories (stocks)		3 poorest performing Morningstar Categories (stocks)
1.	US Fund Mid-Cap Growth	1.	US Fund Small Value
2.	US Fund Large Growth	2.	US Fund Foreign Small/Mid Value
3.	US Fund Large Blend	3.	US Fund Small Blend

Fixed Income Focus. The Federal Reserve has transitioned from raising interest rates in Q1 of this fiscal year to lower rates in Q4. This reversal has generated the necessary transition in Fixed Income holdings from short-term and credit based bonds in Q1 to long-term, higher quality bonds in Q4. The end result for this fiscal year is long-term, high quality bonds generally outperformed short-term and credit based bonds.

3 top performing Morningstar Categories (bonds)		3 poorest performing Morningstar Categories (bonds)
1.	US Fund Long Government	1.	US Fund Bank Loan
2.	US Fund Long-Term Bond	2.	US Fund Ultrashort Bond
3.	US Fund Corporate Bond	3.	US Fund Nontraditional Bond

The E-Valuator Very Conservative (0%-15%) RMS Fund
Annual Shareholder Letter - continuedSeptember 30, 2019 (unaudited)

ANNUAL REPORT

Outlook for 2020

We anticipate the Federal Reserve to continue to lower interest rates potentially 2 more times during by the end of March, 2020, at which time they will leave rates alone until after the November election. We anticipate maintaining our higher weighting into long-term, high quality debt until the Federal Reserve begins raising rates again. We anticipate keeping our allocation into equities throughout the year at a consistent level of 50% to 75% of the committed range of 0-15% equities for this Fund. We do not foresee a recession in the near term, and feel the stock market should remain strong due to low unemployment, low interest rates, low inflation, and the continued strength of consumer confidence.

Performance data quoted represents past performance. The Fund’s past performance does not guarantee future results. The investment return and principal value may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain performance data current to the most recent month end, please call 1-888-507-2798.

Advisory services provided by: Systelligence, LLC 7760 France Avenue S, Suite 620 Bloomington, MN 55435	855.621.9877 www.evaluatorfunds.com

The E-Valuator Very Conservative (0%-15%) RMS Fund

ANNUAL REPORT

	Total Return	Average Annual Return
	One Year Ended 9/30/19	5 Years Ended 9/30/19	Since Inception* 02/29/12 to 09/30/19
The E-Valuator Very Conservative (0%-15%) RMS Fund - Service	4.02%	2.96%	3.20%
The E-Valuator Very Conservative (0%-15%) RMS Fund - R4	3.92%	2.74%	2.90%
Bloomberg Barclays Aggregate Bond Index	10.31%	3.39%	2.93%

* Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance might have been lower. Performance shown for periods of one year and greater are annualized.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio invetments assuming reinvestments of dividends. Past performance is not predictive of future performance.

The Bloomberg Barclays Aggregate Bond Index measures the performance of the U.S investment grade bond market. The index invests in a wide spectrum of public, investment grade, taxable, fixed income securities in the United States - including government, corporate and international dollar denominated bonds as well as mortgage-backed and asset-backed securities, all with maturities of less than one year.

ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

Portfolio Composition as of September 30, 2019 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Exchange Traded Funds:
Corporate High Yield	13.23%
Aggregate Bond	10.82%
Government	5.88%
Large Cap	2.45%
Mid Cap	0.55%
Technology	0.44%
International	0.20%
Broad Market	0.19%
Small Cap	0.07%
Global Markets	0.05%
Mutual Funds:
Aggregate Bond	36.12%
Government Intermediate	3.94%
Blend Large Cap	3.09%
General Corporate Bond	3.02%
Growth Large Cap	2.83%
Convertible	2.74%
High Yield Bond	2.74%
Emerging Market Stock	2.54%
Short Term Corporate Bond	1.98%
Foreign Aggregate	1.22%
Foreign Blend	1.02%
Value Large Cap	1.02%
Market Neutral	0.63%
Blend Broad Market	0.54%
Foreign Growth	0.47%
Blend Mid Cap	0.24%
Growth Broad Market	0.19%
Value Mid Cap	0.15%
Growth Small Cap	0.04%
Money Market Funds	2.05%
100.45%

The E-Valuator Very Conservative (0%-15%) RMS Fund
Schedule of InvestmentsSeptember 30, 2019

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
EXCHANGE TRADED FUNDS – 33.88%

AGGREGATE BOND – 10.82%
iShares Core 10+ Year USD Bond ETF	2,293	$159,043
iShares Core Total USD Bond Market ETF	9,121	478,032
iShares Core International Aggregate Bond ETF	1,918	107,005
iShares Ultra Short-Term Bond ETF	2,896	145,929
iShares Yield Optimized Bond ETF	23,231	594,481
Vanguard Total International Bond ETF	2,275	133,838
		1,618,328

BROAD MARKET – 0.19%
iShares Core Dividend Growth ETF	737	28,846

CORPORATE HIGH YIELD – 13.23%
Invesco BulletShares 2024 Corporate Bond ETF	6,073	130,144
iShares Short-Term Corporate Bond ETF	15,351	823,888
Vanguard Intermediate-Term Corporate Bond ETF	11,227	1,024,352
		1,978,384

GLOBAL MARKETS – 0.05%
iShares MSCI World ETF	80	7,342

GOVERNMENT – 5.88%
PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF	1,564	226,170
Schwab Intermediate-Term U.S. Treasury ETF	6,062	336,805
Schwab Short-Term U.S. Treasury ETF	6,258	316,592
		879,567

INTERNATIONAL – 0.20%
Invesco S&P International Developed Quality ETF	187	4,413
iShares Currency Hedged MSCI EAFE Small-Cap ETF	49	1,427
Vanguard FTSE Developed Markets ETF	289	11,872
WisdomTree Dynamic Currency Hedged International Equity ETF	424	12,220
		29,932

The E-Valuator Very Conservative (0%-15%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2019

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
LARGE CAP – 2.45%
iShares Russell Top 200 ETF	844	$58,176
Schwab U.S. Dividend Equity ETF	1,241	67,982
SPDR Dow Jones Industrial Average ETF Trust	162	43,607
SPDR Russell 1000 Yield Focus ETF	199	14,069
SPDR Portfolio S&P 500 Growth ETF	919	35,740
Vanguard Mega Cap Value ETF	979	79,730
WisdomTree U.S. Total Dividend ETF	686	67,988
		367,292

MID CAP – 0.55%
Invesco S&P MidCap Momentum ETF	126	7,342
iShares Morningstar Mid-Cap Growth ETF	86	20,935
iShares Russell Mid-Cap Growth ETF	159	22,475
Schwab U.S. Mid-Cap ETF	295	16,679
WisdomTree U.S. MidCap Dividend ETF	402	14,597
		82,028

SMALL CAP – 0.07%
Vanguard Small-Cap Value ETF	40	5,154
Vanguard Small-Cap ETF	34	5,232
		10,386

TECHNOLOGY – 0.44%
Invesco QQQ Trust Series I ETF	352	66,461

TOTAL EXCHANGE TRADED FUNDS – 33.88%
(Cost: $4,888,487)		5,068,566

MUTUAL FUNDS – 64.52%

AGGREGATE BOND – 36.12%
Baird Core Plus Bond Fund Institutional Class	34,353	398,150
BBH Limited Duration Fund Institutional Class	78,238	801,938

The E-Valuator Very Conservative (0%-15%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2019

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
DFA Investment Grade Portfolio Institutional Class	85,376	$968,159
John Hancock Bond Fund Class R6	21,943	357,453
JPMorgan Income Fund Class R6	28,557	275,286
JPMorgan Unconstrained Debt Fund Class R6	4,266	42,147
Lord Abbett Bond Debenture Fund Class R6	24,135	193,565
Lord Abbett Short Duration Income Fund Class R6	92,751	390,482
PIMCO Long-Term Credit Bond Fund Institutional Class	12,304	159,332
PIMCO Low Duration Income Fund Institutional Class	46,021	393,481
Putnam Fixed Income Absolute Return Fund Class Y	3,598	35,405
TIAA-CREF Bond Plus Fund Institutional Class	38,891	417,694
Vanguard Intermediate-Term Bond Index Fund Institutional Class	81,473	969,529
		5,402,621

BLEND BROAD MARKET – 0.54%
American Funds American Mutual Fund Class R6	1,893	80,594

BLEND LARGE CAP – 3.09%
Bridgeway Blue Chip Index Fund	4,811	73,899
DFA Enhanced US Large Company Portfolio Institutional Class	5,339	73,305
DFA US Large Company Portfolio Institutional Class	4,478	102,899
Fidelity 500 Index Fund	384	39,867
JPMorgan U.S. Research Enhanced Equity Fund Class R6	2,610	72,678
Schwab S&P 500 Index Fund	1,330	61,402
Vanguard Institutional Index Fund Institutional Class	142	38,140
		462,190

BLEND MID CAP – 0.24%
Vanguard Mid-Cap Index Fund Admiral Class	170	35,386

CONVERTIBLE – 2.74%
Fidelity Convertible Securities Fund	4,957	145,931
Franklin Convertible Securities Fund Class R6	5,692	126,477
Lord Abbett Convertible Fund Class R6	10,052	137,113
		409,521

The E-Valuator Very Conservative (0%-15%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2019

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
EMERGING MARKET STOCK – 2.54%
Payden Emerging Markets Bond Fund SI Class	5,023	$67,857
TIAA-CREF Emerging Markets Debt Fund Institutional Class	9,455	94,644
Vanguard Emerging Markets Bond Fund Admiral Class	8,333	216,901
		379,402

FOREIGN AGGREGRATE – 1.22%
Columbia Strategic Income Fund I3 Class	6,616	38,966
Dodge & Cox Global Bond Fund	12,968	143,689
		182,655

FOREIGN BLEND – 1.02%
DFA International Vector Equity Portfolio Institutional Class	100	1,124
JPMorgan Global Bond Opportunities Fund Class R6	13,313	137,257
MFS Global New Discovery Fund Class R6	619	11,891
MFS International New Discovery Fund Class R6	46	1,539
		151,811

FOREIGN GROWTH – 0.47%
Harbor Global Leaders Fund Institutional Class	2,213	66,829
MFS International Growth Fund Class R6	117	4,039
		70,868

GENERAL CORPORATE BOND – 3.02%
JPMorgan Corporate Bond Class R6	44,051	452,403

GOVERNMENT INTERMEDIATE – 3.94%
DFA Intermediate Government Fixed Income Portfolio Institutional Class	23,864	309,523
Vanguard Long-Term Treasury Index Fund Admiral Class	9,524	280,400
		589,923

GROWTH BROAD MARKET – 0.19%
American Funds New Perspective Fund Class R6	645	28,767

The E-Valuator Very Conservative (0%-15%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2019

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
GROWTH LARGE CAP – 2.83%
AB FlexFee Large Cap Growth Portfolio Advisor Class	5,884	$82,793
Franklin DynaTech Fund Class R6	1,215	105,058
JPMorgan Large Cap Growth Fund Class R6	2,455	106,267
TIAA-CREF Large-Cap Growth Index Fund Institutional Class	1,720	57,934
Vanguard U.S. Growth Fund Admiral Class	683	71,693
		423,745

GROWTH SMALL CAP – 0.04%
Vanguard Explorer Fund Admiral Class	60	5,586

HIGH YIELD BOND – 2.74%
Diamond Hill High Yield Fund Institutional Class	4,656	51,126
AB FlexFee High Yield Portfolio Advisor Class	11,420	109,290
Vanguard High-Yield Corporate Fund Admiral Class	42,298	249,136
		409,552

MARKET NEUTRAL – 0.63%
Calamos Market Neutral Income Fund Institutional Class	7,168	94,836

SHORT TERM CORPORATE BOND – 1.98%
Vanguard Short-Term Corporate Bond Index Fund Admiral Class	13,481	296,579

VALUE LARGE CAP – 1.02%
JPMorgan Equity Income Fund Class R6	6,376	117,954
Vanguard Value Index Fund Institutional Class	780	33,974
		151,928

VALUE MID CAP – 0.15%
Vanguard Mid-Cap Value Index Fund Admiral Class	389	22,781

TOTAL MUTUAL FUNDS – 64.52%
(Cost: $9,314,336)		9,651,148

The E-Valuator Very Conservative (0%-15%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2019

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
MONEY MARKET FUNDS – 2.05%
Federated Institutional Prime Obligations Fund Institutional Class 2.06%*	159,736	$159,784
Vanguard Treasury Money Market Fund Investor Class 1.93%*	146,997	146,997
(Cost: $306,781)		306,781

TOTAL INVESTMENTS – 100.45%
(Cost: $14,509,604)		15,026,495
Liabilities in excess of other assets – (0.45)%		(67,923)
NET ASSETS – 100.00%		$14,958,572

*Effective 7 day yield as of September 30, 2019

SEMI-ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

Annual Shareholder LetterFiscal Year-ended: September 30, 2019 (unaudited)

Service Share Ticker: EVCLX	R4 Share Ticker: EVFCX
Allocation Goals: Bonds: 70%-85% Stocks: 15%-30%

The following commentary is based on the Fund’s overall performance for the Fiscal Year ended September 30, 2019.

Expense, Average Annual Return & Risk Management

As identified in the table below, the Fund’s Service share class was able to operate at a net expense level below the average expense of its Morningstar peer group (US Fund Allocation – 15% to 30% Equity). This lower expense is a contributing factor to the Fund’s continued superior 3-year and 5-year annualized performance relative to the average annual return of its Morningstar peers for the same timeframes. Also, as it relates to the 1-year comparative performance with this Fund’s Morningstar peer group, for the previous fiscal year ending September 30, 2018, this fund posted a 1 year gain of 5.57% vs a 1.46% of its peer group average, +382% of the peer group average. This resulted in the starting point for fiscal year ending September 30, 2019 to be significantly higher than the peer group average, which increased the difficulty of posting year-over-year superior performance after the December, 2018 sell off.

	Expense Ratio		Rate-of-Return					Standard Deviation
	Net[1]	Gross	3-Month Total Return	1-Year Total Return	3-Year Average Annual	5-Year Average Annual	Inception[2] Average Annual	3-Year	5-Year
Service Share: EVCLX	0.78%	0.85%	1.73%	3.81%	5.40%	4.32%	5.35%	5.11%	4.87%
R4 Share: EVFCX	1.04%	1.11%	1.72%	3.66%	5.15%	4.04%	5.09%	5.08%	4.86%
Benchmarks
US Fund Money Market - Taxable	—	—	0.44%	1.90%	1.13%	0.68%	—	0.20%	0.22%
BBgBarc US Agg Bond TR USD	—	—	2.27%	10.31%	2.92%	3.39%	—	3.32%	3.09%
MSCI EAFE PR USD	—	—	-1.71%	-4.27%	3.55%	0.46%	—	11.07%	12.35%
Russell 2000 TR USD	—	—	-2.40%	-8.89%	8.23%	8.19%	—	17.21%	16.16%
S&P 500 TR USD	—	—	1.70%	4.25%	13.39%	10.84%	—	12.19%	11.96%
US Fund Allocation – 15% to 30% Equity	1.02%	1.02%	1.02%	5.00%	3.86%	3.41%	—	3.63%	3.82%

Italics = Morningstar Category	Data provided by: Morningstar, Inc.	[2]Date of Inception: 2/29/12	Data as of: 9/30/19

1The Adviser has agreed to waive 0.07% of its management fee. The Adviser may not terminate this contractual arrangement prior to January 31, 2020 except pursuant to mutual consent between the Fund and the Adviser or in the event that the investment advisory agreement is terminated. Without this waiver, expenses would be higher and performance would be lower.

The E-Valuator Conservative (15%-30%) RMS Fund
Annual Shareholder Letter - continuedSeptember 30, 2019 (unaudited)

ANNUAL REPORT

Asset Allocation Overview

The Fund will typically maintain approximately 1% of its holdings in cash for liquidity purposes. The Fund will generally have a minimum of 15% allocated into Equities with a potential maximum equity allocation up to 30%. The Fixed income allocation of this Fund will generally range between 70% to 85%. The fiscal year ended asset allocation was:

Money Market (cash): 1.0%	Equities (stocks): 25.9%	Fixed Income (bonds): 73.2%

Equity Focus. The equity markets experienced tremendous volatility in the 12 months leading up to 9-30-19. The S&P 500® Index posted the worst December in over 50 years, only to be followed by the best January in over 35 years. The stock market performed well into early May until the “90%” probability of a successful Chinese trade agreement was announced on a Friday but was revoked by the Chinese the following Monday. Overall, the stock market has performed well this year in spite of the impact from China trade agreement negotiations, Federal Reserve impact, slowing down of the global economy (Brexit), and delay in passing the United States-Mexico-Canada Agreement (USMCA). Growth outperformed Value style management, and Domestic equities outperformed Foreign for this fiscal year.

3 top performing Morningstar Categories (stocks)		3 poorest performing Morningstar Categories (stocks)
1.	US Fund Mid-Cap Growth	1.	US Fund Small Value
2.	US Fund Large Growth	2.	US Fund Foreign Small/Mid Value
3.	US Fund Large Blend	3.	US Fund Small Blend

Fixed Income Focus. The Federal Reserve has transitioned from raising interest rates in Q1 of this fiscal year to lower rates in Q4. This reversal has generated the necessary transition in Fixed Income holdings from short-term and credit based bonds in Q1 to long-term, higher quality bonds in Q4. The end result for this fiscal year is long-term, high quality bonds outperformed short-term and credit based bonds.

3 top performing Morningstar Categories (bonds)		3 poorest performing Morningstar Categories (bonds)
1.	US Fund Long Government	1.	US Fund Bank Loan
2.	US Fund Long-Term Bond	2.	US Fund Ultrashort Bond
3.	US Fund Corporate Bond	3.	US Fund Nontraditional Bond

The E-Valuator Conservative (15%-30%) RMS Fund
Annual Shareholder Letter - continuedSeptember 30, 2019 (unaudited)

ANNUAL REPORT

Outlook for 2020

We anticipate the Federal Reserve to continue to lower interest rates potentially 2 more times during by the end of March, 2020, at which time they will leave rates alone until after the November election. We anticipate maintaining our higher weighting into long-term, high quality debt until the Federal Reserve begins raising rates again. We anticipate keeping our allocation into equities throughout the year at a consistent level of 50% to 75% of the committed range for this Fund. We do not foresee a recession in the near term, and feel the stock market should remain strong due to low unemployment, low interest rates, low inflation, and the continued strength of consumer confidence.

Performance data quoted represents past performance. The Fund’s past performance does not guarantee future results. The investment return and principal value may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain performance data current to the most recent month end, please call 1-888-507-2798.

Advisory services provided by: Systelligence, LLC 7760 France Avenue S, Suite 620 Bloomington, MN 55435	855.621.9877 www.evaluatorfunds.com

The E-Valuator Conservative (15%-30%) RMS Fund

ANNUAL REPORT

	Total Return	Average Annual Return
		5 Years Ended 9/30/19	Since Inception* 02/29/12 to 09/30/19
	One Year Ended 9/30/19
The E-Valuator Conservative (15%-30%) RMS Fund - Service	3.81%	4.32%	5.35%
The E-Valuator Conservative (15%-30%) RMS Fund - R4	3.66%	4.04%	5.09%
Bloomberg Barclays Aggregate Bond Index	10.31%	3.39%	2.93%

* Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance might have been lower. Performance shown for periods of one year and greater are annualized.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. Past performance is not predictive of future performance.

The Bloomberg Barclays Aggregate Bond Index measures the performance of the U.S investment grade bond market. The index invests in a wide spectrum of public, investment grade, taxable, fixed income securities in the United States - including government, corporate and international dollar denominated bonds as well as mortgage-backed and asset-backed securities, all with maturities of less than one year.

ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

Portfolio Composition as of September 30, 2019 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Exchange Traded Funds:
Aggregate Bond	9.59%
Corporate High Yield	9.57%
Government	4.74%
Large Cap	3.91%
Mid Cap	1.27%
International	1.02%
Technology	0.65%
Broad Market	0.46%
Global Markets	0.38%
Small Cap	0.26%
Mutual Funds:
Aggregate Bond	28.31%
Blend Large Cap	6.21%
Growth Large Cap	5.38%
Government Intermediate	4.16%
General Corporate Bond	3.00%
High Yield Bond	2.75%
Convertible	2.72%
Emerging Market Stock	2.56%
Value Large Cap	2.14%
Blend Broad Market	1.49%
Foreign Blend	1.37%
Foreign Aggregate	1.24%
Short Term Corporate Bond	1.06%
Foreign Growth	1.03%
Blend Mid Cap	0.59%
Growth Broad Market	0.48%
Growth Mid Cap	0.48%
Value Mid Cap	0.36%
Growth Small Cap	0.17%
Money Market Funds	2.61%
99.96%

The E-Valuator Conservative (15%-30%) RMS Fund
Schedule of InvestmentsSeptember 30, 2019

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
EXCHANGE TRADED FUNDS – 31.85%

AGGREGATE BOND – 9.59%
iShares Core 10+ Year USD Bond ETF	8,753	$607,108
iShares Core Total USD Bond Market ETF	37,341	1,957,042
iShares Core International Aggregate Bond ETF	6,632	369,999
iShares Yield Optimized Bond ETF	80,843	2,068,772
Vanguard Total International Bond ETF	9,769	574,710
		5,577,631

BROAD MARKET – 0.46%
iShares Core Dividend Growth ETF	6,833	267,444

CORPORATE HIGH YIELD – 9.57%
Invesco BulletShares 2024 Corporate Bond ETF	17,915	383,918
iShares Short-Term Corporate Bond ETF	21,215	1,138,609
Vanguard Intermediate-Term Corporate Bond ETF	44,270	4,039,195
		5,561,722

GLOBAL MARKETS – 0.38%
iShares Global 100 ETF	2,198	108,691
iShares MSCI World ETF	1,243	114,082
		222,773

GOVERNMENT – 4.74%
PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF	7,899	1,142,274
Schwab Intermediate-Term U.S. Treasury ETF	21,801	1,211,264
Schwab Short-Term U.S. Treasury ETF	7,972	403,303
		2,756,841

INTERNATIONAL – 1.02%
ALPS International Sector Dividend Dogs ETF	2,630	68,143
Invesco S&P International Developed Quality ETF	2,913	68,746
iShares Currency Hedged MSCI EAFE Small-Cap ETF	1,449	42,209
SPDR Portfolio Developed world ex-US ETF	3,781	111,010
Vanguard FTSE Developed Markets ETF	2,630	108,040
WisdomTree Dynamic Currency Hedged International Equity ETF	5,656	163,006

The E-Valuator Conservative (15%-30%) RMS Fund
Schedule of Investments (continued)September 30, 2019

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
WisdomTree Dynamic Currency Hedged International SmallCap Equity ETF	996	$29,851
		591,005

LARGE CAP – 3.91%
iShares Russell Top 200 ETF	3,241	223,398
Schwab U.S. Dividend Equity ETF	5,130	281,021
SPDR Dow Jones Industrial Average ETF Trust	1,052	283,177
SPDR Russell 1000 Yield Focus ETF	2,740	193,721
SPDR Portfolio S&P 500 Growth ETF	9,413	366,072
Vanguard Mega Cap Value ETF	8,640	703,642
WisdomTree U.S. Total Dividend ETF	2,231	221,111
		2,272,142

MID CAP – 1.27%
Invesco S&P MidCap Momentum ETF	915	53,317
iShares Morningstar Mid-Cap Growth ETF	554	134,859
iShares Russell Mid-Cap Growth ETF	750	106,013
Schwab U.S. Mid-Cap ETF	4,844	273,880
WisdomTree U.S. MidCap Dividend ETF	4,650	168,842
		736,911

SMALL CAP – 0.26%
Vanguard Small-Cap Value ETF	502	64,683
Vanguard Small-Cap ETF	342	52,630
WisdomTree U.S. SmallCap Dividend Fund ETF	1,218	33,337
		150,650

TECHNOLOGY – 0.65%
Invesco QQQ Trust Series I ETF	2,001	377,809

TOTAL EXCHANGE TRADED FUNDS – 31.85%
(Cost: $17,677,795)		18,514,928

The E-Valuator Conservative (15%-30%) RMS Fund
Schedule of Investments (continued)September 30, 2019

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
MUTUAL FUNDS – 65.50%

AGGREGATE BOND – 28.31%
Baird Core Plus Bond Fund Institutional Class	135,774	$1,573,619
BBH Limited Duration Fund Institutional Class	39,570	405,588
DFA Investment Grade Portfolio Institutional Class	270,718	3,069,947
John Hancock Bond Fund Class R6	142,960	2,328,824
JPMorgan Income Fund Class R6	121,649	1,172,693
JPMorgan Unconstrained Debt Fund Class R6	14,409	142,362
Lord Abbett Bond Debenture Fund Class R6	77,362	620,440
Lord Abbett Short Duration Income Fund Class R6	201,946	850,193
PIMCO Long-Term Credit Bond Fund Institutional Class	44,421	575,245
PIMCO Low Duration Income Fund Institutional Class	72,406	619,075
Putnam Fixed Income Absolute Return Fund Class Y	16,087	158,300
TIAA-CREF Bond Plus Fund Institutional Class	174,799	1,877,342
Vanguard Intermediate-Term Bond Index Fund Institutional Class	257,141	3,059,983
		16,453,611

BLEND BROAD MARKET – 1.49%
American Funds American Mutual Fund Class R6	20,394	868,362

BLEND LARGE CAP – 6.21%
Bridgeway Blue Chip Index Fund	34,493	529,819
DFA Enhanced US Large Company Portfolio Institutional Class	65,363	897,432
DFA US Large Company Portfolio Institutional Class	38,979	895,744
Fidelity 500 Index Fund	1,109	115,289
JPMorgan U.S. Research Enhanced Equity Fund Class R6	32,074	893,263
Schwab S&P 500 Index Fund	3,031	139,931
Vanguard Institutional Index Fund Institutional Class	505	136,135
		3,607,613

BLEND MID CAP – 0.59%
TIAA-CREF Quant Small/Mid-Cap Equity Fund Institutional Class	3,886	46,937
Vanguard Mid-Cap Index Fund Admiral Class	1,419	294,594
		341,531

The E-Valuator Conservative (15%-30%) RMS Fund
Schedule of Investments (continued)September 30, 2019

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
CONVERTIBLE – 2.72%
Fidelity Convertible Securities Fund	19,272	$567,362
Franklin Convertible Securities Fund Class R6	20,583	457,354
Lord Abbett Convertible Fund Class R6	40,743	555,738
		1,580,454

EMERGING MARKET STOCK – 2.56%
Payden Emerging Markets Bond Fund SI Class	28,252	381,684
TIAA-CREF Emerging Markets Debt Fund Institutional Class	30,516	305,467
Vanguard Emerging Markets Bond Fund Admiral Class	30,739	800,124
		1,487,275

FOREIGN AGGREGRATE – 1.24%
Columbia Strategic Income Fund I3 Class	24,205	142,570
Dodge & Cox Global Bond Fund	52,028	576,475
		719,045

FOREIGN BLEND – 1.37%
DFA International Vector Equity Portfolio Institutional Class	798	8,924
JPMorgan Global Bond Opportunities Fund Class R6	42,250	435,600
MFS Global New Discovery Fund Class R6	3,128	60,122
AB Global Core Equity Portfolio Advisor Class	17,070	227,885
Vanguard Global Minimum Volatility Fund Admiral Class	2,089	61,512
		794,043

FOREIGN GROWTH – 1.03%
American Funds SMALLCAP World Fund Class F3	1,168	65,160
Harbor Global Leaders Fund Institutional Class	11,256	339,928
ClearBridge International Growth Fund Institutional Class	1,694	85,172
MFS International Growth Fund Class R6	1,981	68,434
Oppenheimer International Small-Mid Company Fund Institutional Class	887	41,244
		599,938

The E-Valuator Conservative (15%-30%) RMS Fund
Schedule of Investments (continued)September 30, 2019

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
GENERAL CORPORATE BOND – 3.00%
JPMorgan Corporate Bond Class R6	169,825	$1,744,101

GOVERNMENT INTERMEDIATE – 4.16%
DFA Intermediate Government Fixed Income Portfolio Institutional Class	95,885	1,243,634
Vanguard Long-Term Treasury Index Fund Admiral Class	39,875	1,173,911
		2,417,545

GROWTH BROAD MARKET – 0.48%
American Funds New Perspective Fund Class R6	6,211	277,087

GROWTH LARGE CAP – 5.38%
AB FlexFee Large Cap Growth Portfolio Advisor Class	49,408	695,170
Franklin DynaTech Fund Class R6	8,651	747,924
JPMorgan Large Cap Growth Fund Class R6	17,579	760,981
TIAA-CREF Large-Cap Growth Index Fund Institutional Class	11,354	382,389
Vanguard U.S. Growth Fund Admiral Class	5,153	541,161
		3,127,625

GROWTH MID CAP – 0.48%
Janus Henderson Enterprise Fund Institutional Class	1,989	279,739

GROWTH SMALL CAP – 0.17%
JPMorgan Small Cap Growth Fund Class R6	2,454	47,027
Vanguard Explorer Fund Admiral Class	586	54,653
		101,680

HIGH YIELD BOND – 2.75%
AB FlexFee High Yield Portfolio Advisor Class	47,059	450,353
Diamond Hill High Yield Fund Institutional Class	12,546	137,750
Vanguard High-Yield Corporate Fund Admiral Class	171,793	1,011,859
		1,599,962

The E-Valuator Conservative (15%-30%) RMS Fund
Schedule of Investments (continued)September 30, 2019

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
SHORT TERM CORPORATE BOND – 1.06%
Vanguard Short-Term Corporate Bond Index Fund Admiral Class	28,077	$617,689

VALUE LARGE CAP – 2.14%
JPMorgan Equity Income Fund Class R6	48,707	901,074
Vanguard Value Index Fund Institutional Class	7,836	341,103
		1,242,177

VALUE MID CAP – 0.36%
Vanguard Mid-Cap Value Index Fund Admiral Class	3,591	210,233

TOTAL MUTUAL FUNDS – 65.50%
(Cost: $36,296,704)		38,069,710

MONEY MARKET FUNDS – 2.61%
Federated Institutional Prime Obligations Fund Institutional Class 2.06%*	951,635	951,921
Vanguard Treasury Money Market Fund Investor Class 1.93%*	568,178	568,178
(Cost: $1,520,099)		1,520,099

TOTAL INVESTMENTS – 99.96%
(Cost: $55,494,598)		58,104,737
Other assets, net of liabilities – 0.04%		20,761
NET ASSETS – 100.00%		$58,125,498

*Effective 7 day yield as of September 30, 2019

ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

Annual Shareholder LetterFiscal Year-ended: September 30, 2019 (unaudited)

Service Share Ticker: EVTTX	R4 Share Ticker: EVFTX
Allocation Goals: Bonds: 50%-70% Stocks: 30%-50%

The following commentary is based on the Fund’s overall performance for the Fiscal Year ended September 30, 2019.

Expense, Average Annual Return & Risk Management

This Fund transitioned from a tactical style management to an asset allocation style management on February 1, 2019. Therefore, 4 months of this Fund’s performance in the chart below is driven by its performance while being tactically managed. The peer group’s performance data in the table below is represented by Morningstar’s US Fund Allocation 30%-50% Equity Allocation, of which this Fund has been managed in a comparable manner for only 8 months during fiscal year ended September 30, 2019. While under tactical management, the underlying managers could tactically move 100% of the assets into any category, sector, etc. they deemed suitable which differs substantially from an asset allocation approach that specifies the minimum/maximum allocation percentages into stocks. As an asset allocation fund, this Fund has specified a minimum/maximum stock allocation range of 30% to 50%.

	Expense Ratio		Rate-of-Return					Standard Deviation
	Net[1]	Gross	3-Month Total Return	1-Year Total Return	3-Year Average Annual	5-Year Average Annual	Inception[2] Average Annual	3-Year	5-Year
Service Share: EVTTX	0.92%	0.99%	1.50%	2.77%	4.99%	3.69%	4.75%	6.92%	7.26%
R4 Share: EVFTX	1.23%	1.30%	1.38%	2.58%	4.81%	3.36%	4.25%	6.96%	7.29%
Benchmarks
US Fund Money Market - Taxable	—	—	0.44%	1.90%	1.13%	0.68%	—	0.20%	0.22%
BBgBarc US Agg Bond TR USD	—	—	2.27%	10.31%	2.92%	3.39%	—	3.32%	3.09%
MSCI EAFE PR USD	—	—	-1.71%	-4.27%	3.55%	0.46%	—	11.07%	12.35%
Russell 2000 TR USD	—	—	-2.40%	-8.89%	8.23%	8.19%	—	17.21%	16.16%
S&P 500 TR USD	—	—	1.70%	2.14%	13.39%	8.58%	—	12.19%	11.96%
US Fund Allocation – 30% to 50% Equity	1.11%	1.11%	1.19%	4.52%	5.13%	4.18%	—	5.60%	5.75%

Italics = Morningstar Category	Data provided by: Morningstar, Inc.	[2]Date of Inception: 2/29/12	Data as of: 9/30/19

1The Adviser has agreed to waive 0.07% of its management fee. The Adviser may not terminate this contractual arrangement prior to January 31, 2020 except pursuant to mutual consent between the Fund and the Adviser or in the event that the investment advisory agreement is terminated. Without this waiver, expenses would be higher and performance would be lower.

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Annual Shareholder Letter - continuedSeptember 30, 2019 (unaudited)

ANNUAL REPORT

Asset Allocation Overview

The Fund will typically maintain approximately 1% of its holdings in cash for liquidity purposes. The Fund will generally have a minimum of 30% allocated into Equities with a potential maximum equity allocation up to 50%. The Fixed income allocation of this Fund generally will range between 50% to 70%. The fiscal year ended asset allocation was:

Money Market (cash): 1.0%	Equities (stocks): 43.0%	Fixed Income (bonds): 56.0%

Equity Focus. The equity markets experienced tremendous volatility in the 12 months leading up to 9-30-19. The S&P 500® Index posted the worst December in over 50 years, only to be followed by the best January in over 35 years. The stock market performed well into early May until the “90%” probability of a successful Chinese trade agreement was announced on a Friday but was revoked by the Chinese the following Monday. Overall, the stock market has performed well this year in spite of the impact from China trade agreement negotiations, Federal Reserve impact, slowing down of the global economy (Brexit), and delay in passing the United States-Mexico-Canada Agreement (USMCA). Growth outperformed Value style management, and Domestic equities outperformed Foreign for this fiscal year.

3 top performing Morningstar Categories (stocks)		3 poorest performing Morningstar Categories (stocks)
1.	US Fund Mid-Cap Growth	1.	US Fund Small Value
2.	US Fund Large Growth	2.	US Fund Foreign Small/Mid Value
3.	US Fund Large Blend	3.	US Fund Small Blend

Fixed Income Focus. The Federal Reserve has transitioned from raising interest rates in Q1 of this fiscal year to lower rates in Q4. This reversal has generated the necessary transition in Fixed Income holdings from short-term and credit based bonds in Q1 to long-term, higher quality bonds in Q4. The end result for this fiscal year is long-term, high quality bonds generally outperformed short-term and credit based bonds.

3 top performing Morningstar Categories (bonds)		3 poorest performing Morningstar Categories (bonds)
1.	US Fund Long Government	1.	US Fund Bank Loan
2.	US Fund Long-Term Bond	2.	US Fund Ultrashort Bond
3.	US Fund Corporate Bond	3.	US Fund Nontraditional Bond

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Annual Shareholder Letter - continuedSeptember 30, 2019 (unaudited)

ANNUAL REPORT

Outlook for 2020

We anticipate the Federal Reserve to continue to lower interest rates potentially 2 more times during by the end of March, 2020, at which time they will leave rates alone until after the November election. We anticipate maintaining our higher weighting into long-term, high quality debt until the Federal Reserve begins raising rates again. We anticipate keeping our allocation into equities throughout the year at a consistent level of 50% to 75% of the committed range for this Fund. We do not foresee a recession in the near term, and feel the stock market should remain strong due to low unemployment, low interest rates, low inflation, and the continued strength of consumer confidence.

Performance data quoted represents past performance. The Fund’s past performance does not guarantee future results. The investment return and principal value may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain performance data current to the most recent month end, please call 1-888-507-2798.

Advisory services provided by: Systelligence, LLC 7760 France Avenue S, Suite 620 Bloomington, MN 55435	855.621.9877 www.evaluatorfunds.com

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

ANNUAL REPORT

	Total Return	Average Annual Return
	One Year Ended 9/30/19	5 Years Ended 9/30/19	Since Inception* 02/29/12 to 09/30/19
The E-Valuator Conservative/Moderate (30%-50%) RMS Fund - Service	2.77%	3.69%	4.75%
The E-Valuator Conservative/Moderate (30%-50%) RMS Fund - R4	2.58%	3.36%	4.25%
S&P 500® Index	2.14%	8.58%	10.82%

* Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance might have been lower. Performance shown for periods of one year and greater are annualized.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. Past performance is not predictive of future performance.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

Portfolio Composition as of September 30, 2019 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Exchange Traded Funds:
Large Cap	7.09%
Aggregate Bond	6.80%
Corporate High Yield	5.10%
Government	3.96%
Mid Cap	2.85%
International	2.27%
Technology	1.16%
Broad Market	0.99%
Small Cap	0.76%
Global Markets	0.52%
Mutual Funds:
Aggregate Bond	19.26%
Blend Large Cap	9.36%
Growth Large Cap	8.20%
General Corporate Bond	3.41%
Government Intermediate	3.30%
Value Large Cap	3.05%
Foreign Blend	2.84%
High Yield Bond	2.53%
Convertible	2.49%
Foreign Growth	2.48%
Emerging Market Stock	2.09%
Blend Broad Market	1.99%
Blend Mid Cap	1.31%
Foreign Aggregate	1.04%
Growth Mid Cap	0.88%
Value Mid Cap	0.76%
Growth Broad Market	0.74%
Short Term Corporate Bond	0.52%
Growth Small Cap	0.50%
Money Market Funds	1.53%
99.78%

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Schedule of InvestmentsSeptember 30, 2019

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
EXCHANGE TRADED FUNDS – 31.50%

AGGREGATE BOND – 6.80%
iShares Core 10+ Year USD Bond ETF	1,741	$120,756
iShares Core Total USD Bond Market ETF	3,498	183,330
iShares Core International Aggregate Bond ETF	1,486	82,904
iShares Yield Optimized Bond ETF	19,225	491,968
Vanguard Total International Bond ETF	1,216	71,537
		950,495

BROAD MARKET – 0.99%
iShares Core Dividend Growth ETF	3,546	138,790

CORPORATE HIGH YIELD – 5.10%
iShares Short-Term Corporate Bond ETF	1,987	106,642
Vanguard Intermediate-Term Corporate Bond ETF	6,633	605,195
		711,837

GLOBAL MARKETS – 0.52%
iShares Global 100 ETF	736	36,395
iShares MSCI World ETF	395	36,253
		72,648

GOVERNMENT – 3.96%
PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF	2,120	306,573
Schwab Intermediate-Term U.S. Treasury ETF	3,803	211,295
Schwab Short-Term U.S. Treasury ETF	709	35,868
		553,736

INTERNATIONAL – 2.27%
ALPS International Sector Dividend Dogs ETF	1,086	28,138
Invesco S&P International Developed Quality ETF	883	20,839
iShares Currency Hedged MSCI EAFE Small-Cap ETF	1,226	35,713
SPDR Portfolio Developed World ex-US ETF	1,922	56,430
Vanguard FTSE Developed Markets ETF	1,759	72,260

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2019

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
WisdomTree Dynamic Currency Hedged International Equity ETF	2,687	$77,439
WisdomTree Dynamic Currency Hedged International SmallCap Equity ETF	863	25,865
		316,684

LARGE CAP – 7.09%
iShares Russell Top 200 ETF	1,990	137,168
Schwab U.S. Dividend Equity ETF	2,525	138,320
SPDR Dow Jones Industrial Average ETF Trust	512	137,820
SPDR Russell 1000 Yield Focus ETF	1,315	92,972
SPDR Portfolio S&P 500 Growth ETF	3,852	149,804
Vanguard Mega Cap Value ETF	3,387	275,837
WisdomTree U.S. Total Dividend ETF	593	58,771
		990,692

MID CAP – 2.85%
Invesco S&P MidCap Momentum ETF	464	27,037
iShares Morningstar Mid-Cap Growth ETF	299	72,785
iShares Russell Mid-Cap Growth ETF	489	69,120
Schwab U.S. Mid-Cap ETF	2,481	140,276
WisdomTree U.S. MidCap Dividend ETF	2,451	88,996
		398,214

SMALL CAP – 0.76%
Vanguard Small-Cap Value ETF	314	40,459
Vanguard Small-Cap ETF	220	33,856
WisdomTree U.S. SmallCap Dividend Fund ETF	1,182	32,351
		106,666

TECHNOLOGY – 1.16%
Invesco QQQ Trust Series I ETF	858	161,999

TOTAL EXCHANGE TRADED FUNDS – 31.50%
(Cost: $4,241,942)		4,401,761

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2019

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
MUTUAL FUNDS – 66.75%

AGGREGATE BOND – 19.26%
Baird Core Plus Bond Fund Institutional Class	18,796	$217,848
DFA Investment Grade Portfolio Institutional Class	49,666	563,216
John Hancock Bond Fund Class R6	32,763	533,715
JPMorgan Income Fund Class R6	18,155	175,018
JPMorgan Unconstrained Debt Fund Class R6	3,214	31,749
Lord Abbett Bond Debenture Fund Class R6	16,191	129,850
Lord Abbett Short Duration Income Fund Class R6	16,405	69,066
PIMCO Long-Term Credit Bond Fund Institutional Class	7,838	101,495
PIMCO Low Duration Income Fund Institutional Class	8,375	71,603
Putnam Fixed Income Absolute Return Fund Class Y	2,207	21,712
TIAA-CREF Bond Plus Fund Institutional Class	24,203	259,939
Vanguard Intermediate-Term Bond Index Fund Institutional Class	43,366	516,052
		2,691,263

BLEND BROAD MARKET – 1.99%
American Funds American Mutual Fund Class R6	6,534	278,227

BLEND LARGE CAP – 9.36%
Bridgeway Blue Chip Index Fund	14,447	221,909
DFA Enhanced US Large Company Portfolio Institutional Class	17,541	240,838
DFA US Large Company Portfolio Institutional Class	9,526	218,914
Fidelity 500 Index Fund	1,316	136,796
JPMorgan U.S. Research Enhanced Equity Fund Class R6	9,318	259,520
Schwab S&P 500 Index Fund	2,215	102,250
Vanguard Institutional Index Fund Institutional Class	472	127,198
		1,307,425

BLEND MID CAP – 1.31%
TIAA-CREF Quant Small/Mid-Cap Equity Fund Institutional Class	3,139	37,920
Vanguard Mid-Cap Index Fund Admiral Class	697	144,761
		182,681

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2019

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
CONVERTIBLE – 2.49%
Fidelity Convertible Securities Fund	4,702	$138,425
Franklin Convertible Securities Fund Class R6	4,875	108,333
Lord Abbett Convertible Fund Class R6	7,381	100,672
		347,430

EMERGING MARKET STOCK – 2.09%
JPMorgan Emerging Markets Equity Fund Class R6	1,073	31,823
Payden Emerging Markets Bond Fund SI Class	3,878	52,389
TIAA-CREF Emerging Markets Debt Fund Institutional Class	7,625	76,329
Vanguard Emerging Markets Bond Fund Admiral Class	5,041	131,229
		291,770

FOREIGN AGGREGRATE – 1.04%
Columbia Strategic Income Fund I3 Class	5,792	34,117
Dodge & Cox Global Bond Fund	10,110	112,016
		146,133

FOREIGN BLEND – 2.84%
AB Global Core Equity Fund Admiral Class	6,633	88,551
DFA International Vector Equity Portfolio Institutional Class	976	10,908
JPMorgan Global Bond Opportunities Fund Class R6	13,523	139,423
MFS Global New Discovery Fund Class R6	3,058	58,784
Schwab Fundamental International Large Company Index Fund	3,227	28,077
Vanguard Global Minimum Volatility Fund Admiral Class	1,223	36,004
Vanguard Total World Stock Index Fund Admiral Class	1,333	35,327
		397,074

FOREIGN GROWTH – 2.48%
American Funds SMALLCAP World Fund Class F3	432	24,095
ClearBridge International Growth Fund Institutional Class	905	45,518
DFA International Large Cap Growth Portfolio Institutional Class	1,612	20,692
Harbor Global Leaders Fund Institutional Class	5,979	180,578

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2019

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
Oppenheimer International Small-Mid Company Fund Institutional Class	726	$33,724
MFS International Growth Fund Class R6	1,210	41,789
		346,396

GENERAL CORPORATE BOND – 3.41%
JPMorgan Corporate Bond Class R6	46,356	476,071

GOVERNMENT INTERMEDIATE – 3.30%
DFA Intermediate Government Fixed Income Portfolio Institutional Class	16,613	215,466
Vanguard Long-Term Treasury Index Fund Admiral Class	8,325	245,099
		460,565

GROWTH BROAD MARKET – 0.74%
American Funds New Perspective Fund Class R6	2,317	103,350

GROWTH LARGE CAP – 8.20%
AB FlexFee Large Cap Growth Portfolio Advisor Class	18,606	261,792
Franklin DynaTech Fund Class R6	3,032	262,177
JPMorgan Large Cap Growth Fund Class R6	6,161	266,715
TIAA-CREF Large-Cap Growth Index Fund Institutional Class	4,884	164,487
Vanguard U.S. Growth Fund Admiral Class	1,822	191,298
		1,146,469

GROWTH MID CAP – 0.88%
Janus Henderson Enterprise Fund Institutional Class	875	123,103

GROWTH SMALL CAP – 0.50%
JPMorgan Small Cap Growth Fund Class R6	2,019	38,680
Vanguard Explorer Fund Admiral Class	334	31,168
		69,848

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2019

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
HIGH YIELD BOND – 2.53%
AB FlexFee High Yield Portfolio Advisor Class	9,470	$90,624
Diamond Hill High Yield Fund, Institutional Class	5,002	54,917
Vanguard High-Yield Corporate Fund Admiral Class	35,442	208,756
		354,297

SHORT TERM CORPORATE BOND – 0.52%
Vanguard Short-Term Corporate Bond Index Fund Admiral Class	3,279	72,143

VALUE LARGE CAP – 3.05%
JPMorgan Equity Income Fund Class R6	15,670	289,895
Vanguard Value Index Fund Institutional Class	3,146	136,938
		426,833

VALUE MID CAP – 0.76%
Vanguard Mid-Cap Value Index Fund Admiral Class	1,817	106,414

TOTAL MUTUAL FUNDS – 66.75%
(Cost: $8,946,957)		9,327,492

MONEY MARKET FUNDS – 1.53%
Federated Institutional Prime Obligations Fund Institutional Class 2.06%*	74,201	74,223
Vanguard Treasury Money Market Fund Investor Class 1.93%*	139,302	139,302
(Cost: $213,525)		213,525

TOTAL INVESTMENTS – 99.78%
(Cost: $13,402,424)		$13,942,778
Other assets, net of liabilities - 0.22%		31,418
NET ASSETS – 100.00%		$13,974,196

*Effective 7 day yield as of September 30, 2019

ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

Annual Shareholder LetterFiscal Year-ended: September 30, 2019 (unaudited)

Service Share Ticker: EVMLX	R4 Share Ticker: EVFMX
Allocation Goals: Bonds: 30%-50% Stocks: 50%-70%

The following commentary is based on the Fund’s overall performance for the Fiscal Year ended September 30, 2019.

Expense, Average Annual Return & Risk Management

As identified in the table below, the Fund was able to operate at a net expense level below the average expense of its Morningstar peer group (US Fund Allocation – 50% to 70% Equity). This lower expense is a contributing factor to the continued superior 3-year and 5-year annualized performance of the Fund’s Service share class relative to the average annual return of its Morningstar peers for the same timeframes. Also, as it relates to the 1-year comparative performance with this Fund’s Morningstar peer group, for the previous fiscal year ending September 30, 2018, this fund posted a 1 year gain of 5.57% vs a 1.46% of its peer group average, +382% of the peer group average. This resulted in the starting point for fiscal year ending September 30, 2019 to be significantly higher than the peer group average, which increased the difficulty of posting year-over-year superior performance after the December, 2018 sell off.

	Expense Ratio		Rate-of-Return					Standard Deviation
	Net[1]	Gross	3-Month Total Return	1-Year Total Return	3-Year Average Annual	5-Year Average Annual	Inception[2] Average Annual	3-Year	5-Year
Service Share: EVMLX	0.78%	0.85%	0.94%	1.09%	7.53%	5.89%	7.49%	9.00%	8.45%
R4 Share: EVFMX	1.03%	1.10%	0.94%	0.95%	7.23%	5.58%	7.21%	8.97%	8.43%
Benchmarks
US Fund Money Market - Taxable	—	—	0.44%	1.90%	1.13%	0.68%	—	0.20%	0.22%
BBgBarc US Agg Bond TR USD	—	—	2.27%	10.30%	2.92%	3.38%	—	3.32%	3.09%
MSCI EAFE PR USD	—	—	-1.71%	-4.27%	3.55%	0.46%	—	11.07%	12.35%
Russell 2000 TR USD	—	—	-2.40%	-8.89%	8.23%	8.19%	—	17.21%	16.16%
S&P 500 TR USD	—	—	1.70%	2.14%	13.39%	8.58%	—	12.19%	11.96%
US Fund Allocation – 50% to 70% Equity	1.11%	1.11%	0.92%	3.53%	7.13%	5.60%	—	7.84%	7.82%

Italics = Morningstar Category	Data provided by: Morningstar, Inc.	[2]Date of Inception: 2/29/12	Data as of: 9/30/19

1The Adviser has agreed to waive 0.07% of its management fee. The Adviser may not terminate this contractual arrangement prior to January 31, 2020 except pursuant to mutual consent between the Fund and the Adviser or in the event that the investment advisory agreement is terminated. Without this waiver, expenses would be higher and performance would be lower.

The E-Valuator Moderate (50%-70%) RMS Fund
Annual Shareholder Letter - continuedSeptember 30, 2019 (unaudited)

ANNUAL REPORT

Asset Allocation Overview

The Fund will typically maintain approximately 1% of its holdings in cash for liquidity purposes. The Fund will generally have a minimum of 50% allocated into Equities with a potential maximum equity allocation up to 70%. The Fixed income allocation of this Fund will generally range between 30% to 50%. The fiscal year ended asset allocation was:

Money Market (cash): 1.0%	Equities (stocks): 62.2%	Fixed Income (bonds): 36.9%

Equity Focus. The equity markets experienced tremendous volatility in the 12 months leading up to 9-30-19. The S&P 500® Index posted the worst December in over 50 years, only to be followed by the best January in over 35 years. The stock market performed well into early May until the “90%” probability of a successful Chinese trade agreement was announced on a Friday but was revoked by the Chinese the following Monday. Overall, the stock market has performed well this year in spite of the impact from China trade agreement negotiations, Federal Reserve impact, slowing down of the global economy (Brexit), and delay in passing the United States-Mexico-Canada Agreement (USMCA). Growth outperformed Value style management, and Domestic equities outperformed Foreign for this fiscal year.

3 top performing Morningstar Categories (stocks)		3 poorest performing Morningstar Categories (stocks)
1.	US Fund Mid-Cap Growth	1.	US Fund Small Value
2.	US Fund Large Growth	2.	US Fund Foreign Small/Mid Value
3.	US Fund Large Blend	3.	US Fund Small Blend

Fixed Income Focus. The Federal Reserve has transitioned from raising interest rates in Q1 of this fiscal year to lower rates in Q4. This reversal has generated the necessary transition in Fixed Income holdings from short-term and credit based bonds in Q1 to long-term, higher quality bonds in Q4. The end result for this fiscal year is long-term, high quality bonds generally outperformed short-term and credit based bonds.

3 top performing Morningstar Categories (bonds)		3 poorest performing Morningstar Categories (bonds)
1.	US Fund Long Government	1.	US Fund Bank Loan
2.	US Fund Long-Term Bond	2.	US Fund Ultrashort Bond
3.	US Fund Corporate Bond	3.	US Fund Nontraditional Bond

The E-Valuator Moderate (50%-70%) RMS Fund
Annual Shareholder Letter - continuedSeptember 30, 2019 (unaudited)

ANNUAL REPORT

Outlook for 2020

We anticipate the Federal Reserve to continue to lower interest rates potentially 2 more times during by the end of March, 2020, at which time they will leave rates alone until after the November election. We anticipate maintaining our higher weighting into long-term, high quality debt until the Federal Reserve begins raising rates again. We anticipate keeping our allocation into equities throughout the year at a consistent level of 50% to 75% of the committed range for this Fund. We do not foresee a recession in the near term, and feel the stock market should remain strong due to low unemployment, low interest rates, low inflation, and the continued strength of consumer confidence.

Performance data quoted represents past performance. The Fund’s past performance does not guarantee future results. The investment return and principal value may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain performance data current to the most recent month end, please call 1-888-507-2798.

Advisory services provided by: Systelligence, LLC 7760 France Avenue S, Suite 620 Bloomington, MN 55435	855.621.9877 www.evaluatorfunds.com

The E-Valuator Moderate (50%-70%) RMS Fund

ANNUAL REPORT

	Total Return	Average Annual Return
	One Year Ended 9/30/19	5 Years Ended 9/30/19	Since Inception* 02/29/12 to 09/30/19
The E-Valuator Moderate (50%-70%) RMS Fund - Service	1.09%	5.89%	7.49%
The E-Valuator Moderate RMS (50%-70%) Fund -R4	0.95%	5.58%	7.21%
S&P 500® Index	2.14%	8.58%	10.82%

*Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance might have been lower. Performance shown for periods of one year and greater are annualized.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. Past performance is not predictive of future performance.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

Portfolio Composition as of September 30, 2019 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Exchange Traded Funds:
Large Cap	9.17%
Mid Cap	4.68%
Aggregate Bond	4.26%
Corporate High Yield	3.55%
International	3.10%
Government	2.85%
Technology	2.13%
Small Cap	1.52%
Global Markets	1.42%
Broad Market	1.10%
Health Care	0.49%
Mutual Funds:
Blend Large Cap	11.55%
Aggregate Bond	11.10%
Growth Large Cap	9.58%
Foreign Blend	5.08%
Foreign Growth	4.03%
Value Large Cap	3.62%
Government Intermediate	2.32%
Blend Mid Cap	2.29%
Blend Broad Market	2.26%
Emerging Market Stock	2.12%
High Yield Bond	1.92%
Convertible	1.87%
Growth Mid Cap	1.23%
General Corporate Bond	1.18%
Growth Broad Market	1.16%
Value Mid Cap	1.16%
Growth Small Cap	1.06%
Foreign Aggregate	0.49%
Health Care	0.17%
Money Market Funds	1.61%
100.07%

The E-Valuator Moderate (50%-70%) RMS Fund
Schedule of InvestmentsSeptember 30, 2019

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
EXCHANGE TRADED FUNDS – 34.27%

AGGREGATE BOND – 4.26%
iShares Core 10+ Year USD Bond ETF	11,094	$769,480
iShares Core Total USD Bond Market ETF	30,140	1,579,637
iShares Core International Aggregate Bond ETF	16,408	915,402
iShares Yield Optimized Bond ETF	130,142	3,330,334
Vanguard Total International Bond ETF	13,786	811,030
		7,405,883

BROAD MARKET – 1.10%
iShares Core Dividend Growth ETF	48,677	1,905,218

CORPORATE HIGH YIELD – 3.55%
Vanguard Intermediate-Term Corporate Bond ETF	67,704	6,177,313

GLOBAL MARKETS – 1.42%
iShares Global 100 ETF	23,734	1,173,646
iShares MSCI World ETF	14,059	1,290,335
		2,463,981

GOVERNMENT – 2.85%
PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF	23,176	3,351,481
Schwab Intermediate-Term U.S. Treasury ETF	28,894	1,605,351
		4,956,832

HEALTHCARE – 0.49%
iShares U.S. Medical Devices ETF	3,472	858,417

INTERNATIONAL – 3.10%
ALPS International Sector Dividend Dogs ETF	33,397	865,316
Invesco S&P International Developed Quality ETF	22,088	521,272
iShares Currency Hedged MSCI EAFE Small-Cap ETF	16,732	487,403
SPDR Portfolio Developed world ex-US ETF	19,158	562,479
Vanguard FTSE Developed Markets ETF	13,617	559,386
WisdomTree Dynamic Currency Hedged International Equity ETF	33,076	953,250
WisdomTree Dynamic Currency Hedged International SmallCap Equity ETF	20,570	616,508
Xtrackers MSCI All World ex US Hedged Equity ETF	29,770	821,911
		5,387,525

The E-Valuator Moderate (50%-70%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2019

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
LARGE CAP – 9.17%
iShares Russell Top 200 ETF	32,426	$2,235,085
Schwab U.S. Dividend Equity ETF	34,769	1,904,646
SPDR Dow Jones Industrial Average ETF Trust	7,067	1,902,295
SPDR Russell 1000 Yield Focus ETF	24,256	1,714,926
SPDR Portfolio S&P 500 Growth ETF	72,919	2,835,820
Vanguard Mega Cap Value ETF	42,482	3,459,734
WisdomTree U.S. Total Dividend ETF	19,261	1,908,929
		15,961,435

MID CAP – 4.68%
Invesco S&P MidCap Momentum ETF	11,700	681,759
iShares Morningstar Mid-Cap Growth ETF	7,039	1,713,484
iShares Russell Mid-Cap Growth ETF	8,180	1,156,243
Schwab U.S. Mid-Cap ETF	50,250	2,841,135
WisdomTree U.S. MidCap Dividend ETF	48,180	1,749,416
		8,142,037

SMALL CAP – 1.52%
Vanguard Small-Cap Value ETF	7,574	975,910
Vanguard Small-Cap ETF	5,441	837,316
WisdomTree U.S. SmallCap Dividend Fund ETF	30,571	836,728
		2,649,954

TECHNOLOGY – 2.13%
Invesco QQQ Trust Series I ETF	13,525	2,553,655
iShares Expanded Tech-Software Sector ETF	1,236	261,884
iShares U.S. Technology ETF	2,116	432,108
Vanguard Information Technology ETF	2,136	460,415
		3,708,062

TOTAL EXCHANGE TRADED FUNDS – 34.27%
(Cost: $56,605,900)		59,616,657

The E-Valuator Moderate (50%-70%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2019

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
MUTUAL FUNDS – 64.19%

AGGREGATE BOND – 11.10%
Baird Core Plus Bond Fund Institutional Class	191,262	$2,216,730
DFA Investment Grade Portfolio Institutional Class	367,006	4,161,851
John Hancock Bond Fund Class R6	217,168	3,537,667
JPMorgan Income Fund Class R6	117,022	1,128,089
Lord Abbett Bond Debenture Fund Class R6	139,942	1,122,334
PIMCO Long-Term Credit Bond Fund Institutional Class	45,227	585,687
TIAA-CREF Bond Plus Fund Institutional Class	230,266	2,473,056
Vanguard Intermediate-Term Bond Index Fund Institutional Class	343,160	4,083,601
		19,309,015

BLEND BROAD MARKET – 2.26%
American Funds American Mutual Fund Class R6	92,389	3,933,918

BLEND LARGE CAP – 11.55%
Bridgeway Blue Chip Index Fund	214,855	3,300,176
DFA Enhanced US Large Company Portfolio Institutional Class	239,539	3,288,866
DFA US Large Company Portfolio Institutional Class	142,224	3,268,304
Fidelity 500 Index Fund	17,336	1,801,543
JPMorgan U.S. Research Enhanced Equity Fund Class R6	117,017	3,258,921
Schwab S&P 500 Index Fund	59,181	2,732,371
Vanguard Institutional Index Fund Institutional Class	9,047	2,436,905
		20,087,086

BLEND MID CAP – 2.29%
TIAA-CREF Quant Small/Mid-Cap Equity Fund Institutional Class	88,825	1,073,010
Vanguard Mid-Cap Index Fund Admiral Class	14,015	2,909,599
		3,982,609

The E-Valuator Moderate (50%-70%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2019

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
CONVERTIBLE – 1.87%
Fidelity Convertible Securities Fund	46,998	$1,383,633
Franklin Convertible Securities Fund Class R6	37,930	842,810
Lord Abbett Convertible Fund Class R6	75,798	1,033,881
		3,260,324

EMERGING MARKET STOCK – 2.12%
JPMorgan Emerging Markets Equity Fund Class R6	38,699	1,147,812
Payden Emerging Markets Bond Fund SI Class	40,403	545,842
TIAA-CREF Emerging Markets Debt Fund Institutional Class	94,169	942,632
Vanguard Emerging Markets Bond Fund Admiral Class	40,269	1,048,212
		3,684,498

FOREIGN AGGREGRATE – 0.49%
Dodge & Cox Global Bond Fund	77,284	856,305

FOREIGN BLEND – 5.08%
AB Global Core Equity Fund Admiral Class	151,393	2,021,092
DFA International Vector Equity Portfolio Institutional Class	35,033	391,664
Grandeur Peak International Stalwarts Fund Institutional Class	33,846	487,727
JPMorgan Global Bond Opportunities Fund Class R6	102,996	1,061,888
MFS Global New Discovery Fund Class R6	75,322	1,447,687
MFS Research International Fund Class R6	33,584	613,254
Schwab Fundamental International Large Company Index Fund	89,647	779,925
Vanguard Global Minimum Volatility Fund Admiral Class	40,151	1,182,048
Vanguard Total World Stock Index Fund Admiral Class	32,328	856,685
		8,841,970

FOREIGN GROWTH – 4.03%
American Funds SMALLCAP World Fund Class F3	15,722	877,279
ClearBridge International Growth Fund Institutional Class	15,754	792,290

The E-Valuator Moderate (50%-70%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2019

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
DFA International Large Cap Growth Portfolio Institutional Class	40,271	$517,076
Harbor Global Leaders Fund Institutional Class	105,280	3,179,454
Oppenheimer International Small-Mid Company Fund Institutional Class	20,436	949,855
MFS International Growth Fund Class R6	20,156	696,383
		7,012,337

GENERAL CORPORATE BOND – 1.18%
JPMorgan Corporate Bond Class R6	199,882	2,052,789

GOVERNMENT INTERMEDIATE – 2.32%
DFA Intermediate Government Fixed Income Portfolio Institutional Class	126,644	1,642,578
Vanguard Long-Term Treasury Index Fund Admiral Class	81,071	2,386,746
		4,029,324

GROWTH BROAD MARKET – 1.16%
American Funds New Perspective Fund Class R6	45,337	2,022,476

GROWTH LARGE CAP – 9.58%
AB FlexFee Large Cap Growth Portfolio Advisor Class	263,490	3,707,304
Franklin DynaTech Fund Class R6	41,870	3,620,110
JPMorgan Large Cap Growth Fund Class R6	85,427	3,698,143
TIAA-CREF Large-Cap Growth Index Fund Institutional Class	75,581	2,545,561
Vanguard U.S. Growth Fund Admiral Class	29,447	3,092,499
		16,663,617

GROWTH MID CAP – 1.23%
Janus Henderson Enterprise Fund Institutional Class	15,239	2,142,961

GROWTH SMALL CAP – 1.06%
JPMorgan Small Cap Growth Fund Class R6	52,262	1,001,346
Vanguard Explorer Fund Admiral Class	9,050	844,233
		1,845,579

HEALTHCARE – 0.17%
T. Rowe Price Health Sciences Fund Institutional Class	3,998	290,928

The E-Valuator Moderate (50%-70%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2019

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
HIGH YIELD BOND – 1.92%
AB FlexFee High Yield Portfolio Advisor Class	73,792	$706,187
Diamond Hill High Yield Fund Institutional Class	48,481	532,326
Vanguard High-Yield Corporate Fund Admiral Class	356,309	2,098,658
		3,337,171

VALUE LARGE CAP – 3.62%
JPMorgan Equity Income Fund Class R6	235,522	4,357,159
Vanguard Value Index Fund Institutional Class	44,625	1,942,528
		6,299,687

VALUE MID CAP – 1.16%
Vanguard Mid-Cap Value Index Fund Admiral Class	34,401	2,014,180

TOTAL MUTUAL FUNDS – 64.19%
(Cost: $104,966,256)		111,666,774

MONEY MARKET FUNDS – 1.61%
Federated Institutional Prime Obligations Fund Institutional Class 2.06%*	1,069,424	1,069,745
Vanguard Treasury Money Market Fund Investor Class 1.93%*	1,740,179	1,740,179
(Cost: $2,809,924)		2,809,924

TOTAL INVESTMENTS – 100.07%
(Cost: $164,382,080)		174,093,355
Liabilities in excess of other assets - (0.07)%		(122,728)
NET ASSETS – 100.00%		$173,970,627

*Effective 7 day yield as of September 30, 2019

ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

Annual Shareholder LetterFiscal Year-ended: September 30, 2019 (unaudited)

Service Share Ticker: EVGLX	R4 Share Ticker: EVGRX
Allocation Goals: Bonds: 15%-30% Stocks: 70%-85%

The following commentary is based on the Fund’s overall performance for the Fiscal Year ended September 30, 2019.

Expense, Average Annual Return & Risk Management

As identified in the table below, the Fund was able to operate at a net expense level below the average expense of its Morningstar peer group (US Fund Allocation – 70% to 85% Equity). This lower expense is a contributing factor to the Fund’s continued superior 3-year and 5-year annualized performance relative to the average annual return of its Morningstar peers for the same timeframes. Also, as it relates to the 1-year comparative performance with this Fund’s Morningstar peer group, for the previous fiscal year ending September 30, 2018, this fund posted a 1 year gain of 11.02% vs a 8.52% of its peer group average, +129% of the peer group average. This resulted in the starting point for fiscal year ending September 30, 2019 to be significantly higher than the peer group average, which increased the difficulty of posting year-over-year superior performance after the December, 2018 sell off.

	Expense Ratio		Rate-of-Return					Standard Deviation
	Net[1]	Gross	3-Month Total Return	1-Year Total Return	3-Year Average Annual	5-Year Average Annual	Inception[2] Average Annual	3-Year	5-Year
Service Share: EVGLX	0.78%	0.85%	0.57%	-0.62%	8.23%	6.59%	8.81%	10.56%	10.27%
R4 Share: EVGRX	1.03%	1.10%	0.47%	-0.95%	7.92%	6.26%	8.46%	10.56%	10.28%
Benchmarks
US Fund Money Market - Taxable	—	—	0.44%	1.90%	1.13%	0.68%	—	0.20%	0.22%
BBgBarc US Agg Bond TR USD	—	—	2.27%	10.30%	2.92%	3.38%	—	3.32%	3.09%
MSCI EAFE PR USD	—	—	-1.71%	-4.27%	3.55%	0.46%	—	11.07%	12.35%
Russell 2000 TR USD	—	—	-2.40%	-8.89%	8.23%	8.19%	—	17.21%	16.16%
S&P 500 TR USD	—	—	1.70%	2.14%	13.39%	8.58%	—	12.19%	11.96%
US Fund Allocation – 70% to 85% Equity	1.18%	1.18%	0.53%	1.33%	7.55%	5.66%	—	9.91%	9.93%

Italics = Morningstar Category	Data provided by: Morningstar, Inc.	[2]Date of Inception: 2/29/12	Data as of: 9/30/19

1The Adviser has agreed to waive 0.07% of its management fee. The Adviser may not terminate this contractual arrangement prior to January 31, 2020 except pursuant to mutual consent between the Fund and the Adviser or in the event that the investment advisory agreement is terminated. Without this waiver, expenses would be higher and performance would be lower.

The E-Valuator Growth (70%-85%) RMS Fund
Annual Shareholder Letter - continuedSeptember 30, 2019 (unaudited)

ANNUAL REPORT

Asset Allocation Overview

The Fund will typically maintain approximately 1% of its holdings in cash for liquidity purposes. The Fund will generally have a minimum of 70% allocated into Equities with a potential maximum equity allocation up to 85%. The Fixed income allocation of this Fund will generally range between 15% to 30%. The fiscal year ended asset allocation was:

Money Market (cash): 1.0%	Equities (stocks): 78.6%	Fixed Income (bonds): 20.5%

Equity Focus. The equity markets experienced tremendous volatility in the 12 months leading up to 9-30-19. The S&P 500® Index posted the worst December in over 50 years, only to be followed by the best January in over 35 years. The stock market performed well into early May until the “90%” probability of a successful Chinese trade agreement was announced on a Friday but was revoked by the Chinese the following Monday. Overall, the stock market has performed well this year in spite of the impact from China trade agreement negotiations, Federal Reserve impact, slowing down of the global economy (Brexit), and delay in passing the United States-Mexico-Canada Agreement (USMCA). Growth outperformed Value style management, and Domestic equities outperformed Foreign for this fiscal year.

3 top performing Morningstar Categories (stocks)		3 poorest performing Morningstar Categories (stocks)
1.	US Fund Mid-Cap Growth	1.	US Fund Small Value
2.	US Fund Large Growth	2.	US Fund Foreign Small/Mid Value
3.	US Fund Large Blend	3.	US Fund Small Blend

Fixed Income Focus. The Federal Reserve has transitioned from raising interest rates in Q1 of this fiscal year to lower rates in Q4. This reversal has generated the necessary transition in Fixed Income holdings from short-term and credit based bonds in Q1 to long-term, higher quality bonds in Q4. The end result for this fiscal year is long-term, high quality bonds generally outperformed short-term and credit based bonds.

3 top performing Morningstar Categories (bonds)		3 poorest performing Morningstar Categories (bonds)
1.	US Fund Long Government	1.	US Fund Bank Loan
2.	US Fund Long-Term Bond	2.	US Fund Ultrashort Bond
3.	US Fund Corporate Bond	3.	US Fund Nontraditional Bond

The E-Valuator Growth (70%-85%) RMS Fund
Annual Shareholder Letter - continuedSeptember 30, 2019 (unaudited)

ANNUAL REPORT

Outlook for 2020

We anticipate the Federal Reserve to continue to lower interest rates potentially 2 more times during by the end of March, 2020, at which time they will leave rates alone until after the November election. We anticipate maintaining our higher weighting into long-term, high quality debt until the Federal Reserve begins raising rates again. We anticipate keeping our allocation into equities throughout the year at a consistent level of 50% to 75% of the committed range for this Fund. We do not foresee a recession in the near term, and feel the stock market should remain strong due to low unemployment, low interest rates, low inflation, and the continued strength of consumer confidence.

Performance data quoted represents past performance. The Fund’s past performance does not guarantee future results. The investment return and principal value may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain performance data current to the most recent month end, please call 1-888-507-2798.

Advisory services provided by: Systelligence, LLC 7760 France Avenue S, Suite 620 Bloomington, MN 55435	855.621.9877 www.evaluatorfunds.com

The E-Valuator Growth (70%-85%) RMS Fund

ANNUAL REPORT

	Total Return	Average Annual Return
	One Year Ended 9/30/19	Five Years Ended 9/30/19	Since Inception* 02/29/12 to 09/30/19
The E-Valuator Growth (70%-85%) RMS Fund: - Service	-0.62%	6.59%	8.81%
The E-Valuator Growth (70%-85%) RMS Fund - R4	-0.95%	6.26%	8.46%
S&P 500® Index	2.14%	8.58%	10.82%

* Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance might have been lower. Performance shown for periods of one year and greater are annualized.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. Past performance is not predictive of future performance.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

Portfolio Composition as of September 30, 2019 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Exchange Traded Funds:
Large Cap	10.11%
Mid Cap	6.54%
International	4.25%
Technology	2.78%
Small Cap	2.52%
Aggregate Bond	2.02%
Corporate High Yield	1.97%
Global Markets	1.91%
Government	1.31%
Broad Market	1.25%
Health Care	0.85%
Mutual Funds:
Blend Large Cap	12.02%
Growth Large Cap	10.15%
Foreign Blend	7.09%
Foreign Growth	5.93%
Aggregate Bond	5.85%
Value Large Cap	3.84%
Blend Mid Cap	2.83%
Blend Broad Market	2.37%
Emerging Market Stock	2.05%
Growth Small Cap	1.83%
Value Mid Cap	1.55%
Growth Mid Cap	1.49%
Growth Broad Market	1.28%
High Yield Bond	1.14%
Convertible	1.12%
Government Intermediate	0.96%
General Corporate Bond	0.72%
Health Care	0.37%
Foreign Aggregate	0.25%
Money Market Funds	1.93%
100.28%

The E-Valuator Growth (70%-85%) RMS Fund
Schedule of InvestmentsSeptember 30, 2019

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
EXCHANGE TRADED FUNDS – 35.51%

AGGREGATE BOND – 2.02%
iShares Core 10+ Year USD Bond ETF	4,586	$ 318,085
iShares Core Total USD Bond Market ETF	13,964	731,853
iShares Core International Aggregate Bond ETF	12,699	708,477
iShares Yield Optimized Bond ETF	88,492	2,264,510
Vanguard Total International Bond ETF	11,207	659,308
		4,682,233

BROAD MARKET – 1.25%
iShares Core Dividend Growth ETF	74,244	2,905,910

CORPORATE HIGH YIELD – 1.97%
Invesco BulletShares 2024 Corporate Bond ETF	42,459	909,896
Vanguard Intermediate-Term Corporate Bond ETF	40,115	3,660,093
		4,569,989

GLOBAL MARKETS – 1.91%
iShares Global 100 ETF	44,857	2,218,179
iShares MSCI World ETF	24,068	2,208,961
		4,427,140

GOVERNMENT – 1.31%
PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF	21,048	3,043,751

HEALTHCARE – 0.85%
iShares U.S. Medical Devices ETF	7,939	1,962,838

INTERNATIONAL – 4.25%
ALPS International Sector Dividend Dogs ETF	54,011	1,399,425
Invesco S&P International Developed Quality ETF	39,287	927,165
iShares Currency Hedged MSCI EAFE Small-Cap ETF	41,275	1,202,341
SPDR Portfolio Developed world ex-US ETF	23,295	683,941
Vanguard FTSE Developed Markets ETF	16,824	691,130

The E-Valuator Growth (70%-85%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2019

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
WisdomTree Dynamic Currency Hedged International Equity ETF	63,634	$1,833,932
WisdomTree Dynamic Currency Hedged International SmallCap Equity ETF	46,251	1,386,198
Xtrackers MSCI All World ex US Hedged Equity ETF	62,965	1,738,382
		9,862,514

LARGE CAP – 10.11%
iShares Russell Top 200 ETF	42,975	2,962,215
Schwab U.S. Dividend Equity ETF	48,808	2,673,702
SPDR Dow Jones Industrial Average ETF Trust	10,265	2,763,133
SPDR Russell 1000 Yield Focus ETF	41,377	2,925,399
SPDR Portfolio S&P 500 Growth ETF	123,009	4,783,820
Vanguard Mega Cap Value ETF	56,766	4,623,023
WisdomTree U.S. Total Dividend ETF	27,464	2,721,916
		23,453,208

MID CAP – 6.54%
Invesco S&P MidCap Momentum ETF	21,365	1,244,939
iShares Morningstar Mid-Cap Growth ETF	11,758	2,862,217
iShares Russell Mid-Cap Growth ETF	18,512	2,616,671
Schwab U.S. Mid-Cap ETF	96,752	5,470,358
WisdomTree U.S. MidCap Dividend ETF	82,206	2,984,900
		15,179,085

SMALL CAP – 2.52%
Vanguard Small-Cap Value ETF	15,073	1,942,156
Vanguard Small-Cap ETF	11,610	1,786,663
WisdomTree U.S. SmallCap Dividend Fund ETF	77,254	2,114,442
		5,843,261

TECHNOLOGY – 2.78%
Invesco QQQ Trust Series I ETF	19,274	3,639,124
iShares Expanded Tech-Software Sector ETF	3,093	655,345
iShares U.S. Technology ETF	5,014	1,023,909
Vanguard Information Technology ETF	5,265	1,134,871
		6,453,249

TOTAL EXCHANGE TRADED FUNDS – 35.51%
(Cost: $77,267,815)		82,383,178

The E-Valuator Growth (70%-85%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2019

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
MUTUAL FUNDS – 62.84%

AGGREGATE BOND – 5.85%
Baird Core Plus Bond Fund Institutional Class	81,649	$946,307
DFA Investment Grade Portfolio Institutional Class	293,106	3,323,823
John Hancock Bond Fund Class R6	189,126	3,080,857
JPMorgan Income Fund Class R6	109,031	1,051,057
Lord Abbett Bond Debenture Fund Class R6	86,222	691,500
PIMCO Long-Term Credit Bond Fund Institutional Class	17,019	220,401
TIAA-CREF Bond Plus Fund Institutional Class	121,030	1,299,862
Vanguard Intermediate-Term Bond Index Fund Institutional Class	247,504	2,945,303
		13,559,110

BLEND BROAD MARKET – 2.37%
American Funds American Mutual Fund Class R6	129,032	5,494,192

BLEND LARGE CAP – 12.02%
Bridgeway Blue Chip Index Fund	271,462	4,169,658
DFA Enhanced US Large Company Portfolio Institutional Class	302,743	4,156,664
DFA US Large Company Portfolio Institutional Class	180,812	4,155,056
Fidelity 500 Index Fund	33,418	3,472,813
JPMorgan U.S. Research Enhanced Equity Fund Class R6	148,223	4,128,008
Schwab S&P 500 Index Fund	82,404	3,804,600
Vanguard Institutional Index Fund Institutional Class	14,815	3,990,498
		27,877,297

BLEND MID CAP – 2.83%
TIAA-CREF Quant Small/Mid-Cap Equity Fund Institutional Class	194,051	2,344,130
Vanguard Mid-Cap Index Fund Admiral Class	20,325	4,219,730
		6,563,860

The E-Valuator Growth (70%-85%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2019

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
CONVERTIBLE – 1.12%
Fidelity Convertible Securities Fund	31,347	$922,868
Franklin Convertible Securities Fund Class R6	30,441	676,391
Lord Abbett Convertible Fund Class R6	73,202	998,470
		2,597,729

EMERGING MARKET STOCK – 2.05%
American Funds New World Fund Class F3	8,544	574,692
JPMorgan Emerging Markets Equity Fund Class R6	75,898	2,251,144
Payden Emerging Markets Bond Fund SI Class	35,458	479,042
TIAA-CREF Emerging Markets Debt Fund Institutional Class	61,814	618,759
Vanguard Emerging Markets Bond Fund Admiral Class	31,777	827,157
		4,750,794

FOREIGN AGGREGRATE – 0.25%
Dodge & Cox Global Bond Fund	52,063	576,856

FOREIGN BLEND – 7.09%
AB Global Core Equity Fund Admiral Class	223,025	2,977,379
DFA International Vector Equity Portfolio Institutional Class	81,619	912,495
Grandeur Peak International Stalwarts Fund Institutional Class	81,452	1,173,717
JPMorgan Global Bond Opportunities Fund Class R6	45,357	467,634
MFS Global New Discovery Fund Class R6	159,054	3,057,010
MFS Research International Fund Class R6	78,785	1,438,618
Schwab Fundamental International Large Company Index Fund	132,471	1,152,495
Vanguard Global Minimum Volatility Fund Admiral Class	104,188	3,067,284
Vanguard Total World Stock Index Fund Admiral Class	82,911	2,197,140
		16,443,772

The E-Valuator Growth (70%-85%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2019

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
FOREIGN GROWTH – 5.93%
American Funds SMALLCAP World Fund Class F3	33,809	$1,886,563
ClearBridge International Growth Fund Institutional Class	29,235	1,470,225
DFA International Large Cap Growth Portfolio Institutional Class	62,674	804,730
Harbor Global Leaders Fund Institutional Class	204,400	6,172,893
Oppenheimer International Small-Mid Company Fund Institutional Class	48,509	2,254,709
MFS International Growth Fund Class R6	33,602	1,160,952
		13,750,072

GENERAL CORPORATE BOND – 0.72%
JPMorgan Corporate Bond Class R6	162,410	1,667,954

GOVERNMENT INTERMEDIATE – 0.96%
Vanguard Long-Term Treasury Index Fund Admiral Class	75,487	2,222,350

GROWTH BROAD MARKET – 1.28%
American Funds New Perspective Fund Class R6	66,560	2,969,223

GROWTH LARGE CAP – 10.15%
AB FlexFee Large Cap Growth Portfolio Advisor Class	372,504	5,241,133
Franklin DynaTech Fund Class R6	61,220	5,293,106
JPMorgan Large Cap Growth Fund Class R6	118,959	5,149,719
TIAA-CREF Large-Cap Growth Index Fund Institutional Class	108,495	3,654,119
Vanguard U.S. Growth Fund Admiral Class	40,123	4,213,668
		23,551,745

GROWTH MID CAP – 1.49%
Janus Henderson Enterprise Fund Institutional Class	24,575	3,455,745

The E-Valuator Growth (70%-85%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2019

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
GROWTH SMALL CAP – 1.83%
JPMorgan Small Cap Growth Fund Class R6	113,125	$ 2,167,484
Vanguard Explorer Fund Admiral Class	22,397	2,089,441
		4,256,925

HEALTHCARE – 0.37%
T. Rowe Price Health Sciences Fund Institutional Class	11,927	867,811

HIGH YIELD BOND – 1.14%
AB FlexFee High Yield Portfolio Advisor Class	48,722	466,270
Diamond Hill High Yield Fund Institutional Class	35,092	385,309
Vanguard High-Yield Corporate Fund Admiral Class	305,770	1,800,985
		2,652,564

VALUE LARGE CAP – 3.84%
JPMorgan Equity Income Fund Class R6	313,340	5,796,784
Vanguard Value Index Fund Institutional Class	71,443	3,109,902
		8,906,686

VALUE MID CAP – 1.55%
Vanguard Mid-Cap Value Index Fund Admiral Class	61,479	3,599,615

TOTAL MUTUAL FUNDS – 62.84%
(Cost: $136,736,839)		145,764,300

MONEY MARKET FUNDS – 1.93%
Federated Institutional Prime Obligations Fund Institutional Class 2.06%*	2,149,278	2,149,923
Vanguard Treasury Money Market Fund Investor Class 1.93%*	2,327,209	2,327,209
(Cost: $4,477,132)		4,477,132

TOTAL INVESTMENTS – 100.28%
(Cost: $218,481,786)		232,624,610
Liabilities in excess of other assets - (0.28)%		(659,505)
NET ASSETS – 100.00%		$ 231,965,105

*Effective 7 day yield as of September 30, 2019

ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

Annual Shareholder LetterFiscal Year-ended: September 30, 2019 (unaudited)

Service Share Ticker: EVAGX	R4 Share Ticker: EVFGX
Allocation Goals: Bonds: 0%-15% Stocks: 85%-99%

The following commentary is based on the Fund’s overall performance for the Fiscal Year ended September 30, 2019.

Expense, Average Annual Return & Risk Management

As identified in the table below, the Fund was able to operate at a net expense level below the average expense of its Morningstar peer group (US Fund Allocation – 85%+ Equity). This lower expense is a contributing factor to the Fund’s continued solid 5-year annualized performance relative to the average annual return of its Morningstar peers for the same timeframe. Also, as it relates to the 1-year comparative performance with this Fund’s Morningstar peer group, for the previous fiscal year ending September 30, 2018, this fund posted a 1 year gain of 11.51% vs a 10.08% of its peer group average, +114% of the peer group average. This resulted in the starting point for fiscal year ending September 30, 2019 to be significantly higher than the peer group average, which increased the difficulty of posting year-over-year superior performance after the December, 2018 sell off.

	Expense Ratio		Rate-of-Return					Standard Deviation
	Net[1]	Gross	3-Month Total Return	1-Year Total Return	3-Year Average Annual	5-Year Average Annual	Inception[2] Average Annual	3-Year	5-Year
Service Share: EVAGX	0.82%	0.89%	-0.09%	-2.27%	8.25%	6.59%	8.74%	11.89%	11.36%
R4 Share: EVFGX	1.07%	1.14%	-0.09%	-2.47%	7.93%	6.26%	8.24%	11.89%	11.36%
Benchmarks
US Fund Money Market - Taxable	—	—	0.44%	1.90%	1.13%	0.68%	—	0.20%	0.22%
BBgBarc US Agg Bond TR USD	—	—	2.27%	10.30%	2.92%	3.38%	—	3.32%	3.09%
MSCI EAFE PR USD	—	—	-1.71%	-4.27%	3.55%	0.46%	—	11.07%	12.35%
Russell 2000 TR USD	—	—	-2.40%	-8.89%	8.23%	8.19%	—	17.21%	16.16%
S&P 500 TR USD	—	—	1.70%	2.14%	13.39%	8.58%	—	12.19%	11.96%
US Fund Allocation – 85%+ Equity	1.26%	1.26%	0.20%	0.08%	8.50%	6.36%	—	11.79%	11.62%

Italics = Morningstar Category	Data provided by: Morningstar, Inc.	[2]Date of Inception: 2/29/12	Data as of: 9/30/19

1The Adviser has agreed to waive 0.07% of its management fee. The Adviser may not terminate this contractual arrangement prior to January 31, 2020 except pursuant to mutual consent between the Fund and the Adviser or in the event that the investment advisory agreement is terminated. Without this waiver, expenses would be higher and performance would be lower.

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Annual Shareholder Letter - continuedSeptember 30, 2019 (unaudited)

ANNUAL REPORT

Asset Allocation Overview

The Fund will typically maintain approximately 1% of its holdings in cash for liquidity purposes. The Fund will generally have a minimum of 85% allocated into Equities with a potential maximum equity allocation up to 99%. The Fixed income allocation of this Fund will generally range between 1% to 15%. The fiscal year ended asset allocation was:

Money Market (cash): 1.0%	Equities (stocks): 92.3%	Fixed Income (bonds): 6.7%

Equity Focus. The equity markets experienced tremendous volatility in the 12 months leading up to 9-30-19. The S&P 500® Index posted the worst December in over 50 years, only to be followed by the best January in over 35 years. The stock market performed well into early May until the “90%” probability of a successful Chinese trade agreement was announced on a Friday but was revoked by the Chinese the following Monday. Overall, the stock market has performed well this year in spite of the impact from China trade agreement negotiations, Federal Reserve impact, slowing down of the global economy (Brexit), and delay in passing the United States-Mexico-Canada Agreement (USMCA). Growth outperformed Value style management, and Domestic equities outperformed Foreign for this fiscal year.

3 top performing Morningstar Categories (stocks)		3 poorest performing Morningstar Categories (stocks)
1.	US Fund Mid-Cap Growth	1.	US Fund Small Value
2.	US Fund Large Growth	2.	US Fund Foreign Small/Mid Value
3.	US Fund Large Blend	3.	US Fund Small Blend

Fixed Income Focus. The Federal Reserve has transitioned from raising interest rates in Q1 of this fiscal year to lower rates in Q4. This reversal has generated the necessary transition in Fixed Income holdings from short-term and credit based bonds in Q1 to long-term, higher quality bonds in Q4. The end result for this fiscal year is long-term, high quality bonds generally outperformed short-term and credit based bonds.

3 top performing Morningstar Categories (bonds)		3 poorest performing Morningstar Categories (bonds)
1.	US Fund Long Government	1.	US Fund Bank Loan
2.	US Fund Long-Term Bond	2.	US Fund Ultrashort Bond
3.	US Fund Corporate Bond	3.	US Fund Nontraditional Bond

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Annual Shareholder Letter - continuedSeptember 30, 2019 (unaudited)

ANNUAL REPORT

Outlook for 2020

We anticipate the Federal Reserve to continue to lower interest rates potentially 2 more times during by the end of March, 2020, at which time they will leave rates alone until after the November election. We anticipate maintaining our higher weighting into long-term, high quality debt until the Federal Reserve begins raising rates again. We anticipate keeping our allocation into equities throughout the year at a consistent level of 50% to 75% of the committed range for this Fund. We do not foresee a recession in the near term, and feel the stock market should remain strong due to low unemployment, low interest rates, low inflation, and the continued strength of consumer confidence.

Performance data quoted represents past performance. The Fund’s past performance does not guarantee future results. The investment return and principal value may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain performance data current to the most recent month end, please call 1-888-507-2798.

Advisory services provided by: Systelligence, LLC 7760 France Avenue S, Suite 620 Bloomington, MN 55435	855.621.9877 www.evaluatorfunds.com

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

ANNUAL REPORT

	Total Return	Average Annual Return
	One Year Ended 9/30/19	5 Years Ended 9/30/19	Since Inception* 02/29/12 to 09/30/19
The E-Valuator Aggressive Growth (85%-99%) RMS Fund - Service	-2.27%	6.59%	8.74%
The E-Valuator Aggressive Growth (85%-99%) RMS Fund - R4	-2.47%	6.26%	8.24%
S&P 500® Index	2.14%	8.58%	10.82%

* Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance might have been lower. Performance shown for periods of one year and greater are annualized.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. Past performance is not predictive of future performance.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

Portfolio Composition as of September 30, 2019 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Exchange Traded Funds:
Large Cap	10.66%
Mid Cap	7.56%
International	6.15%
Small Cap	3.93%
Technology	3.82%
Healthcare	1.65%
Broad Market	1.06%
Global Markets	0.78%
Corporate High Yield	0.36%
Government	0.36%
Aggregate Bond	0.31%
Mutual Funds:
Blend Large Cap	11.82%
Growth Large Cap	10.32%
Foreign Growth	8.72%
Foreign Blend	7.48%
Value Large Cap	4.70%
Blend Mid Cap	4.19%
Growth Small Cap	2.86%
Emerging Market Stock	1.99%
Growth Mid Cap	1.88%
Blend Broad Market	1.87%
Value Mid Cap	1.87%
Growth Broad Market	1.86%
Healthcare	0.72%
Aggregate Bond	0.45%
Convertible	0.17%
General Corporate Bond	0.16%
High Yield Bond	0.16%
Money Market Funds	2.29%
100.15%

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Schedule of InvestmentsSeptember 30, 2019

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
EXCHANGE TRADED FUNDS – 36.64%

AGGREGATE BOND – 0.31%
iShares Core International Aggregate Bond ETF	1,751	$97,688
iShares Yield Optimized Bond ETF	7,304	186,909
		284,597

BROAD MARKET – 1.06%
iShares Core Dividend Growth ETF	24,770	969,498

CORPORATE HIGH YIELD – 0.36%
Vanguard Intermediate-Term Corporate Bond ETF	3,659	333,847

GLOBAL MARKETS – 0.78%
iShares Global 100 ETF	7,225	357,276
iShares MSCI World ETF	3,871	355,280
		712,556

GOVERNMENT – 0.36%
PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF	2,281	329,855

HEALTHCARE –1.65%
iShares U.S. Medical Devices ETF	6,129	1,515,334

INTERNATIONAL – 6.15%
ALPS International Sector Dividend Dogs ETF	20,957	542,996
Invesco S&P International Developed Quality ETF	19,257	454,461
iShares Currency Hedged MSCI EAFE Small-Cap ETF	28,965	843,750
SPDR Portfolio Developed world ex-US ETF	18,839	553,113
Vanguard FTSE Developed Markets ETF	13,164	540,777
WisdomTree Dynamic Currency Hedged International Equity ETF	39,145	1,128,159
WisdomTree Dynamic Currency Hedged International SmallCap Equity ETF	30,254	906,749
Xtrackers MSCI All World ex US Hedged Equity ETF	24,400	673,652
		5,643,657

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2019

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
LARGE CAP – 10.66%
iShares Russell Top 200 ETF	19,947	$1,374,923
Schwab U.S. Dividend Equity ETF	20,970	1,148,737
SPDR Dow Jones Industrial Average ETF Trust	3,396	914,135
SPDR Russell 1000 Yield Focus ETF	23,120	1,634,609
SPDR Portfolio S&P 500 Growth ETF	46,420	1,805,274
Vanguard Mega Cap Value ETF	19,745	1,608,033
WisdomTree U.S. Total Dividend ETF	13,107	1,299,015
		9,784,726

MID CAP – 7.56%
Invesco S&P MidCap Momentum ETF	10,070	586,779
iShares Morningstar Mid-Cap Growth ETF	5,515	1,342,501
iShares Russell Mid-Cap Growth ETF	9,272	1,310,597
Schwab U.S. Mid-Cap ETF	42,084	2,379,429
WisdomTree U.S. MidCap Dividend ETF	36,515	1,325,860
		6,945,166

SMALL CAP – 3.93%
Vanguard Small-Cap Value ETF	9,452	1,217,890
Vanguard Small-Cap ETF	6,993	1,076,153
WisdomTree U.S. SmallCap Dividend Fund ETF	47,861	1,309,956
		3,603,999

TECHNOLOGY – 3.82%
Invesco QQQ Trust Series I ETF	7,147	1,349,425
iShares Expanded Tech-Software Sector ETF	2,973	629,919
iShares U.S. Technology ETF	3,762	768,238
Vanguard Information Technology ETF	3,537	762,400
		3,509,982

TOTAL EXCHANGE TRADED FUNDS – 36.64%
(Cost: $31,644,067)		33,633,217

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2019

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
MUTUAL FUNDS – 61.22%

AGGREGATE BOND – 0.45%
John Hancock Bond Fund Class R6	11,766	$191,668
JPMorgan Income Fund Class R6	12,672	122,159
TIAA-CREF Bond Plus Fund Institutional Class	8,920	95,798
		409,625

BLEND BROAD MARKET – 1.87%
American Funds American Mutual Fund Class R6	40,302	1,716,053

BLEND LARGE CAP – 11.82%
Bridgeway Blue Chip Index Fund	113,553	1,744,178
DFA Enhanced US Large Company Portfolio Institutional Class	126,663	1,739,084
DFA US Large Company Portfolio Institutional Class	75,612	1,737,555
Fidelity 500 Index Fund	10,106	1,050,222
JPMorgan U.S. Research Enhanced Equity Fund Class R6	62,182	1,731,759
Schwab S&P 500 Index Fund	29,663	1,369,553
Vanguard Institutional Index Fund Institutional Class	5,487	1,477,886
		10,850,237

BLEND MID CAP – 4.19%
TIAA-CREF Quant Small/Mid-Cap Equity Fund Institutional Class	122,735	1,482,637
Vanguard Mid-Cap Index Fund Admiral Class	11,401	2,366,989
		3,849,626

CONVERTIBLE – 0.17%
Fidelity Convertible Securities Fund	3,669	108,009
Franklin Convertible Securities Fund Class R6	2,048	45,497
		153,506

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2019

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
EMERGING MARKET STOCK – 1.99%
American Funds New World Fund Class F3	10,204	$686,345
JPMorgan Emerging Markets Equity Fund Class R6	35,265	1,045,958
Vanguard Emerging Markets Bond Fund Admiral Class	3,532	91,929
		1,824,232

FOREIGN BLEND – 7.48%
AB Global Core Equity Fund Admiral Class	108,638	1,450,312
DFA International Vector Equity Portfolio Institutional Class	56,477	631,412
Grandeur Peak International Stalwarts Fund Institutional Class	51,919	748,158
MFS Global New Discovery Fund Class R6	72,108	1,385,907
MFS Research International Fund Class R6	32,315	590,070
Schwab Fundamental International Large Company Index Fund	67,784	589,719
Vanguard Global Minimum Volatility Fund Admiral Class	37,909	1,116,051
Vanguard Total World Stock Index Fund Admiral Class	13,365	354,165
		6,865,794

FOREIGN GROWTH – 8.72%
American Funds SMALLCAP World Fund Class F3	26,475	1,477,309
ClearBridge International Growth Fund Institutional Class	16,086	808,969
DFA International Large Cap Growth Portfolio Institutional Class	35,198	451,945
Harbor Global Leaders Fund Institutional Class	107,056	3,233,102
Invesco Oppenheimer International Small-Mid Company Fund Class R6	32,624	1,516,366
MFS International Growth Fund Class R6	15,130	522,745
		8,010,436

GENERAL CORPORATE BOND – 0.16%
JPMorgan Corporate Bond Class R6	13,970	143,476

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2019

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
GROWTH BROAD MARKET – 1.86%
American Funds New Perspective Fund Class R6	38,312	$1,709,111

GROWTH LARGE CAP – 10.32%
AB FlexFee Large Cap Growth Portfolio Advisor Class	145,386	2,045,585
Franklin DynaTech Fund Class R6	25,277	2,185,417
JPMorgan Large Cap Growth Fund Class R6	51,150	2,214,295
TIAA-CREF Large-Cap Growth Index Fund Institutional Class	40,387	1,360,236
Vanguard U.S. Growth Fund Admiral Class	15,935	1,673,458
		9,478,991

GROWTH MID CAP – 1.88%
Janus Henderson Enterprise Fund Institutional Class	12,292	1,728,465

GROWTH SMALL CAP – 2.86%
JPMorgan Small Cap Growth Fund Class R6	79,079	1,515,152
Vanguard Explorer Fund Admiral Class	11,902	1,110,372
		2,625,524

HEALTHCARE – 0.72%
T. Rowe Price Health Sciences Fund Institutional Class	9,064	659,528

HIGH YIELD BOND – 0.16%
AB FlexFee High Yield Portfolio Advisor Class	9,342	89,402
Vanguard High-Yield Corporate Fund Admiral Class	9,483	55,857
		145,259

VALUE LARGE CAP – 4.70%
JPMorgan Equity Income Fund Class R6	149,899	2,773,128
Vanguard Value Index Fund Institutional Class	35,530	1,546,613
		4,319,741

VALUE MID CAP – 1.87%
Vanguard Mid-Cap Value Index Fund Admiral Class	29,304	1,715,736

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2019

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
TOTAL MUTUAL FUNDS – 61.22%
(Cost: $53,237,549)		$56,205,340

MONEY MARKET FUNDS – 2.29%
Federated Institutional Prime Obligations Fund Institutional Class 2.06%*	1,181,846	1,182,201
Vanguard Treasury Money Market Fund Investor Class 1.93%*	923,596	923,596
(Cost: $2,105,797)		2,105,797

TOTAL INVESTMENTS – 100.15%
(Cost: $86,987,413)		91,944,354
Liabilities in excess of other assets - (0.15)%		(140,752)
NET ASSETS – 100.00%		$91,803,602

* Effective 7 day yield as of September 30, 2019

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

THE E-Valuator FUNDS
Statements of Assets and Liabilities

THE E-Valuator FUNDS
September 30, 2019

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
ASSETS
Investments at value* (Note 1)	$15,026,495	$58,104,737	$13,942,778	$174,093,355	$232,624,610	$91,944,354
Cash	—	3,038	7,305	—	85,257	—
Receivable for capital stock sold	8,589	35,560	5,621	712,254	90,158	60,450
Dividends and interest receivable	12,866	45,495	8,446	69,882	66,598	12,712
Due from advisor	8,763	—	6,098	—	—	—
Prepaid expenses	5,847	7,201	6,895	10,234	13,375	9,668
TOTAL ASSETS	15,062,560	58,196,031	13,977,143	174,885,725	232,879,998	92,027,184
LIABILITIES
Due to custodian	89,416	—	—	117,602	—	121,024
Payable for capital stock redeemed	5,850	39,073	—	719,751	839,991	77,200
Accrued investment advisory fees	—	15,908	—	46,302	40,495	11,768
Accrued 12b-1 fees	6,745	9,697	917	21,461	19,521	6,909
Accrued administration, transfer agent and accounting fees	466	2,155	405	6,395	8,564	3,212
Other accrued expenses	1,511	3,700	1,625	3,587	6,322	3,469
TOTAL LIABILITIES	103,988	70,533	2,947	915,098	914,893	223,582
NET ASSETS	$14,958,572	$58,125,498	$13,974,196	$173,970,627	$231,965,105	$91,803,602
Net Assets Consist of:
Paid In Capital	$14,449,478	$55,036,423	$13,661,397	$164,083,034	$220,812,189	$88,825,906
Distributable Earnings	509,094	3,089,075	312,799	9,887,593	11,152,916	2,977,696
Net Assets	$14,958,572	$58,125,498	$13,974,196	$173,970,627	$231,965,105	$91,803,602
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Service Class Shares:
Net Assets	$6,156,242	$45,487,931	$13,058,758	$145,402,288	$206,036,618	$82,221,645
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	592,686	4,290,934	1,286,930	13,509,045	19,306,678	7,420,878
Net Asset Value, Offering and Redemption Price Per Share	$10.39	$10.60	$10.15	$10.76	$10.67	$11.08
R4 Class Shares:
Net Assets	$8,802,330	$12,637,567	$915,438	$28,568,339	$25,928,487	$9,581,957
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	839,453	1,188,056	89,143	2,649,986	2,422,187	864,248
Net Asset Value, Offering and Redemption Price Per Share	$10.49	$10.64	$10.27	$10.78	$10.70	$11.09
*Identified cost of	$14,509,604	$55,494,598	$13,402,424	$164,382,080	$218,481,786	$86,987,413

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

THE E-Valuator FUNDS
Statements of Operations

THE E-Valuator FUNDS
For the year ended September 30, 2019

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
INVESTMENT INCOME
Dividends	$517,297	$1,930,978	$354,206	$4,290,122	$5,176,628	$1,627,800
Interest	1,621	18,088	5,647	51,786	77,920	33,183
Total investment income	518,918	1,949,066	359,853	4,341,908	5,254,548	1,660,983
EXPENSES
Contractual Investment advisory fees (Note 2)	67,248	255,878	56,626	759,370	1,031,704	389,369
12b-1 fees - R4 Class (Note 2)	16,763	29,276	2,705	65,420	58,416	24,950
Recordkeeping and administrative services (Note 2)	6,026	23,198	5,042	68,889	93,641	35,309
Accounting fees (Note 2)	3,987	15,294	3,337	45,296	61,573	23,191
Custodian fees	17,940	33,137	13,764	46,981	60,209	33,253
Transfer agent fees (Note 2)	3,625	11,860	2,438	32,571	42,720	17,024
Audit and tax	2,363	8,466	2,007	83,973	35,747	12,678
Legal fees	7,437	28,435	13,695	25,739	117,054	44,029
Filing and registration fees	13,000	15,500	12,000	22,000	24,000	16,000
Trustee fees	1,071	4,089	913	12,106	16,477	6,200
Compliance fees	1,102	4,180	924	12,455	17,009	6,333
Insurance fees	2,180	3,181	2,180	6,399	8,356	4,253
Shareholder reports (Note 2)	3,382	11,382	2,561	32,147	43,333	16,800
Shareholder servicing (Note 2)
Service Class	3,288	4,994	1,128	8,520	7,863	5,427
R4 Class	34	1,360	108	2,144	2,911	1,539
Other	6,089	10,651	5,653	23,919	29,300	13,738
Total expenses	155,535	460,881	125,081	1,247,929	1,650,313	650,093
Advisory fee waivers (Note 2)	(19,224)	(39,806)	(21,712)	(118,124)	(160,472)	(60,569)
Net expenses	136,311	421,075	103,369	1,129,805	1,489,841	589,524
Net investment income (loss)	382,607	1,527,991	256,484	3,212,103	3,764,707	1,071,459
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(224,501)	(595,912)	(403,759)	(2,946,278)	(7,339,760)	(3,295,962)
Distributions of long-term realized gains from other investment companies	52,177	319,904	16,723	1,567,061	2,633,866	967,653
Net increase (decrease) in unrealized appreciation (depreciation) of investments	275,727	743,048	364,793	(600,637)	(1,820,521)	(823,217)
Net realized and unrealized gain (loss) on investments	103,403	467,040	(22,243)	(1,979,854)	(6,526,415)	(3,151,526)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$486,010	$1,995,031	$234,241	$1,232,249	$(2,761,708)	$(2,080,067)

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

THE E-Valuator FUNDS
Statements of Changes in Net Assets

THE E-Valuator FUNDS

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund
	For the year ended September 30, 2019	For the year ended September 30, 2018	For the year ended September 30, 2019	For the year ended September 30, 2018	For the year ended September 30, 2019	For the year ended September 30, 2018
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$382,607	$440,545	$1,527,991	$1,505,864	$256,484	$211,635
Net realized gain (loss) on investments and distributions of long-term realized gains from other investment companies	(172,324)	117,648	(276,008)	1,916,198	(387,036)	749,384
Net increase (decrease) in unrealized appreciation (depreciation) of investments	275,727	(148,434)	743,048	(367,224)	364,793	(404,571)
Increase (decrease) in net assets from operations	486,010	409,759	1,995,031	3,054,838	234,241	556,448
DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Service Class	(395,365)	(395,868)	(2,765,863)	(2,248,425)	(702,009)	(1,077,623)
R4 Class	(199,956)	(105,346)	(645,354)	(359,338)	(59,356)	(60,758)
Decrease in net assets from distributions	(595,321)	(501,214)	(3,411,217)	(2,607,763)	(761,365)	(1,138,381)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Service Class	3,175,061	3,730,067	13,758,691	12,129,544	4,014,813	2,306,311
R4 Class	3,866,193	4,994,624	2,292,498	6,884,840	902,259	395,310
Distributions reinvested
Service Class	395,366	395,869	2,765,863	2,248,424	701,974	1,077,623
R4 Class	199,955	105,345	645,355	359,339	59,356	60,759
Shares redeemed
Service Class	(7,630,007)	(5,307,987)	(17,685,581)	(11,243,058)	(3,841,624)	(4,417,643)
R4 Class	(1,161,251)	(1,905,161)	(2,082,205)	(4,889,120)	(1,065,685)	(1,026,102)
Increase (decrease) in net assets from capital stock transactions	(1,154,683)	2,012,757	(305,379)	5,489,969	771,093	(1,603,742)
NET ASSETS
Increase (decrease) during year	(1,263,994)	1,921,302	(1,721,565)	5,937,044	243,969	(2,185,675)
Beginning of year	16,222,566	14,301,264	59,847,063	53,910,019	13,730,227	15,915,902
End of year	$14,958,572	$16,222,566	$58,125,498	$59,847,063	$13,974,196	$13,730,227

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

THE E-Valuator FUNDS
Statements of Changes in Net Assets - continued

THE E-Valuator FUNDS

	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
	For the year ended September 30, 2019	For the year ended September 30, 2018	For the year ended September 30, 2019	For the year ended September 30, 2018	For the year ended September 30, 2019	For the year ended September 30, 2018
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$3,212,103	$2,943,535	$3,764,707	$3,095,727	$1,071,459	$712,557
Net realized gain (loss) on investments and distributions of long-term realized gains from other investment companies	(1,379,217)	12,386,348	(4,705,894)	21,513,382	(2,328,309)	6,036,860
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(600,637)	144,530	(1,820,521)	(681,388)	(823,217)	1,328,465
Increase (decrease) in net assets from operations	1,232,249	15,474,413	(2,761,708)	23,927,721	(2,080,067)	8,077,882
DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Service Class	(11,884,259)	(10,196,463)	(18,765,468)	(20,265,681)	(5,010,392)	(5,865,200)
R4 Class	(2,060,763)	(1,465,138)	(1,912,874)	(1,577,668)	(680,681)	(693,623)
Decrease in net assets from distributions	(13,945,022)	(11,661,601)	(20,678,342)	(21,843,349)	(5,691,073)	(6,558,823)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Service Class	25,783,719	33,847,243	28,715,849	44,349,416	22,268,028	23,202,944
R4 Class	7,368,313	11,905,851	6,997,005	13,536,254	2,680,126	5,138,308
Distributions reinvested
Service Class	11,884,196	10,196,464	18,765,370	20,265,681	5,010,359	5,865,197
R4 Class	2,060,763	1,465,137	1,912,874	1,577,667	680,680	693,625
Shares redeemed
Service Class	(33,253,167)	(28,342,922)	(46,102,198)	(33,975,564)	(16,830,312)	(8,175,298)
R4 Class	(5,481,217)	(12,681,502)	(4,257,472)	(13,093,740)	(3,646,499)	(2,674,154)
Increase (decrease) in net assets from capital stock transactions	8,362,607	16,390,271	6,031,428	32,659,714	10,162,382	24,050,622
NET ASSETS
Increase (decrease) during year	(4,350,166)	20,203,083	(17,408,622)	34,744,086	2,391,242	25,569,681
Beginning of year	178,320,793	158,117,710	249,373,727	214,629,641	89,412,360	63,842,679
End of year	$173,970,627	$178,320,793	$231,965,105	$249,373,727	$91,803,602	$89,412,360

The E-Valuator Very Conservative (0%-15%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Very Conservative (0%-15%) RMS Fund
Financial Highlights

ANNUAL REPORT

See Notes to Financial Statements

	Service Class Shares(D)
	For the year ended September 30,			For the period May 26, 2016* to September 30, 2016
	2019	2018	2017
Net asset value, beginning of period	$10.51	$10.55	$10.15	$10.00
Investment activities
Net investment income (loss)(A)	0.27	0.29	0.22	0.03
Net realized and unrealized gain (loss) on investments	0.11	0.01	0.26	0.12
Total from investment activities	0.38	0.30	0.48	0.15

Distributions
Net investment income	(0.39)	(0.26)	(0.07)	—
Net realized gain	(0.11)	(0.08)	(0.01)	—
Total distributions	(0.50)	(0.34)	(0.08)	—

Net asset value, end of period	$10.39	$10.51	$10.55	$10.15

Total Return	4.02%	2.84%	4.73%	1.50	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.93%	0.90%	0.89%	0.84	%**
Expenses net of fee waiver	0.80%	0.80%	0.80%	0.68	%**
Net investment income (loss)(C)	2.69%	2.78%	2.14%	0.94	%**
Portfolio turnover rate	319.48%	389.21%	189.64%	12.66	%***
Net assets, end of period (000’s)	$6,156	$10,420	$11,693	$8,834

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETF’s in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETF’s in which the Fund invests.

(D)Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.

*Inception date

**Annualized

***Not annualized

The E-Valuator Very Conservative (0%-15%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Very Conservative (0%-15%) RMS Fund
Financial Highlights

ANNUAL REPORT

See Notes to Financial Statements

	R4 Class Shares(D)
	For the year ended September 30,			For the period May 26, 2016* to September 30, 2016
	2019	2018	2017
Net asset value, beginning of period	$10.48	$10.53	$10.13	$10.00
Investment activities
Net investment income (loss)(A)	0.24	0.27	0.19	0.02
Net realized and unrealized gain (loss) on investments	0.14	0.00	0.27	0.11
Total from investment activities	0.38	0.27	0.46	0.13

Distributions
Net investment income	(0.26)	(0.24)	(0.05)	—
Net realized gain	(0.11)	(0.08)	(0.01)	—
Total distributions	(0.37)	(0.32)	(0.06)	—

Net asset value, end of period	$10.49	$10.48	$10.53	$10.13

Total Return	3.92%	2.58%	4.53%	1.30	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	1.17%	1.17%	1.14%	1.09	%**
Expenses net of fee waiver	1.05%	1.05%	1.05%	0.93	%**
Net investment income (loss)(C)	2.40%	2.62%	1.89%	0.69	%**
Portfolio turnover rate	319.48%	389.21%	189.64%	12.66	%***
Net assets, end of period (000’s)	$8,802	$5,802	$2,608	$7,078

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETF’s in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETF’s in which the Fund invests.

(D)Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.

*Inception date

**Annualized

***Not annualized

The E-Valuator Conservative (15%-30%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Conservative (15%-30%) RMS Fund
Financial Highlights

ANNUAL REPORT

See Notes to Financial Statements

	Service Class Shares(D)
	For the year ended September 30,			For the period May 26, 2016* to September 30, 2016

	2019	2018	2017
Net asset value, beginning of period	$10.91	$10.84	$10.25	$10.00
Investment activities
Net investment income (loss)(A)	0.28	0.29	0.25	0.05
Net realized and unrealized gain (loss) on investments	0.06	0.30	0.45	0.20
Total from investment activities	0.34	0.59	0.70	0.25

Distributions
Net investment income	(0.33)	(0.30)	(0.09)	—
Net realized gain	(0.32)	(0.22)	(0.02)	—
Total distributions	(0.65)	(0.52)	(0.11)	—

Net asset value, end of period	$10.60	$10.91	$10.84	$10.25

Total Return	3.81%	5.57%	6.83%	2.50	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.76%	0.71%	0.73%	0.80	%**
Expenses net of fee waiver	0.69%	0.64%	0.64%	0.64	%**
Net investment income (loss)(C)	2.74%	2.68%	2.37%	1.54	%**
Portfolio turnover rate	353.91%	321.58%	142.99%	10.57	%***
Net assets, end of period (000’s)	$45,488	$47,832	$44,436	$23,476

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETF’s in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETF’s in which the Fund invests.

(D)Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.

*Inception date

**Annualized

***Not annualized

The E-Valuator Conservative (15%-30%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Conservative (15%-30%) RMS Fund
Financial Highlights

ANNUAL REPORT

See Notes to Financial Statements

	R4 Class Shares(D)
	For the year ended September 30,			For the period May 26, 2016* to September 30, 2016

	2019	2018	2017
Net asset value, beginning of period	$10.91	$10.82	$10.24	$10.00
Investment activities
Net investment income (loss)(A)	0.25	0.27	0.21	0.05
Net realized and unrealized gain (loss) on investments	0.08	0.30	0.45	0.19
Total from investment activities	0.33	0.57	0.66	0.24

Distributions
Net investment income	(0.28)	(0.26)	(0.06)	—
Net realized gain	(0.32)	(0.22)	(0.02)	—
Total distributions	(0.60)	(0.48)	(0.08)	—

Net asset value, end of period	$10.64	$10.91	$10.82	$10.24

Total Return	3.66%	5.34%	6.47%	2.40	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	1.01%	0.97%	1.09%	1.05	%**
Expenses net of fee waiver	0.94%	0.90%	1.00%	0.89	%**
Net investment income (loss)(C)	2.47%	2.44%	2.01%	1.29	%**
Portfolio turnover rate	353.91%	321.58%	142.99%	10.57	%***
Net assets, end of period (000’s)	$12,638	$12,016	$9,474	$25,671

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETF’s in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETF’s in which the Fund invests.

(D)Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.

*Inception date

**Annualized

***Not annualized

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Financial Highlights

ANNUAL REPORT

See Notes to Financial Statements

	Service Class Shares(D)
	For the year ended September 30,			For the period May 26, 2016* to September 30, 2016
	2019	2018	2017
Net asset value, beginning of period	$10.61	$11.01	$10.28	$10.00
Investment activities
Net investment income (loss)(A)	0.20	0.15	0.29	0.08
Net realized and unrealized gain (loss) on investments(^)	0.01	0.25	0.58	0.20
Total from investment activities	0.21	0.40	0.87	0.28

Distributions
Net investment income	(0.12)	(0.38)	(0.11)	—
Net realized gain	(0.55)	(0.42)	(0.03)	—
Total distributions	(0.67)	(0.80)	(0.14)	—

Net asset value, end of period	$10.15	$10.61	$11.01	$10.28

Total Return	2.77%	3.66%	8.64%	2.80	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.97%	0.81%	0.87%	0.88	%**
Expenses net of fee waiver	0.80%	0.73%	0.80%	0.72	%**
Net investment income (loss)(C)	2.07%	1.43%	2.74%	2.17	%**
Portfolio turnover rate	328.96%	236.79%	158.01%	2.07	%***
Net assets, end of period (000’s)	$13,059	$12,684	$14,291	$5,764

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETF’s in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETF’s in which the Fund invests.

(D)Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.

(^)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*Inception date

**Annualized

***Not annualized

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Financial Highlights

ANNUAL REPORT

See Notes to Financial Statements

	R4 Class Shares(D)
	For the year ended September 30,			For the period May 26, 2016* to September 3, 2016
	2019	2018	2017
Net asset value, beginning of period	$10.70	$11.03	$10.26	$10.00
Investment activities
Net investment income (loss)(A)	0.17	0.12	0.26	0.07
Net realized and unrealized gain (loss) on investments(^)	0.03	0.28	0.59	0.19
Total from investment activities	0.20	0.40	0.85	0.26

Distributions
Net investment income	(0.08)	(0.31)	(0.05)	—
Net realized gain	(0.55)	(0.42)	(0.03)	—
Total distributions	(0.63)	(0.73)	(0.08)	—

Net asset value, end of period	$10.27	$10.70	$11.03	$10.26

Total Return	2.58%	3.56%	8.33%	2.60	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	1.22%	1.09%	1.25%	1.13	%**
Expenses net of fee waiver	1.05%	1.01%	1.05%	0.97	%**
Net investment income (loss)(C)	1.75%	1.14%	2.49%	1.92	%**
Portfolio turnover rate	328.96%	236.79%	158.01%	2.07	%***
Net assets, end of period (000’s)	$915	$1,046	$1,625	$8,192

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETF’s in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETF’s in which the Fund invests.

(D)Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.

(^)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*Inception date

**Annualized

***Not annualized

The E-Valuator Moderate (50%-70%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Moderate (50%-70%) RMS Fund
Financial Highlights

ANNUAL REPORT

See Notes to Financial Statements

	Service Class Shares(D)
	For the year ended September 30,			For the period May 26, 2016* to September 30, 2016
	2019	2018	2017
Net asset value, beginning of period	$11.75	$11.52	$10.37	$10.00
Investment activities
Net investment income (loss)(A)	0.20	0.20	0.20	0.07
Net realized and unrealized gain (loss) on investments(^)	(0.22)	0.86	1.05	0.30
Total from investment activities	(0.02)	1.06	1.25	0.37

Distributions
Net investment income	(0.24)	(0.22)	(0.08)	—
Net realized gain	(0.73)	(0.61)	(0.02)	—
Total distributions	(0.97)	(0.83)	(0.10)	—

Net asset value, end of period	$10.76	$11.75	$11.52	$10.37

Total Return	1.09%	9.61%	12.15%	3.70	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.70%	0.67%	0.68%	0.78	%**
Expenses net of fee waiver	0.63%	0.59%	0.59%	0.62	%**
Net investment income (loss)(C)	1.95%	1.75%	1.88%	1.99	%**
Portfolio turnover rate	315.77%	302.71%	137.57%	12.39	%***
Net assets, end of period (000’s)	$145,402	$151,866	$133,156	$56,321

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETF’s in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETF’s in which the Fund invests.

(D)Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.

(^)Rea

lized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*Inception date

**Annualized

***Not annualized

The E-Valuator Moderate (50%-70%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Moderate (50%-70%) RMS Fund
Financial Highlights

ANNUAL REPORT

See Notes to Financial Statements

	R4 Class Shares(D)
	For the year ended September 30,			For the period May 26, 2016* to September 30, 2016
	2019	2018	2017
Net asset value, beginning of period	$11.74	$11.50	$10.36	$10.00
Investment activities
Net investment income (loss)(A)	0.18	0.18	0.15	0.06
Net realized and unrealized gain (loss) on investments(^)	(0.21)	0.84	1.06	0.30
Total from investment activities	(0.03)	1.02	1.21	0.36

Distributions
Net investment income	(0.20)	(0.17)	(0.05)	—
Net realized gain	(0.73)	(0.61)	(0.02)	—
Total distributions	(0.93)	(0.78)	(0.07)	—

Net asset value, end of period	$10.78	$11.74	$11.50	$10.36

Total Return	0.95%	9.28%	11.78%	3.60	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.95%	0.94%	1.06%	1.03	%**
Expenses net of fee waiver	0.88%	0.86%	0.97%	0.87	%**
Net investment income (loss)(C)	1.67%	1.52%	1.50%	1.74	%**
Portfolio turnover rate	315.77%	302.71%	137.57%	12.39	%***
Net assets, end of period (000’s)	$28,568	$26,455	$24,962	$68,443

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETF’s in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETF’s in which the Fund invests.

(D)Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.

(^)Rea

lized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*Inception date

**Annualized

***Not annualized

The E-Valuator Growth (70%-85%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Growth (70%-85%) RMS Fund
Financial Highlights

ANNUAL REPORT

See Notes to Financial Statements

	Service Class Shares(D)
	For the year ended September 30,			For the period May 26, 2016* to September 30, 2016
	2019	2018	2017
Net asset value, beginning of period	$11.95	$11.90	$10.44	$10.00
Investment activities
Net investment income (loss)(A)	0.17	0.16	0.16	0.06
Net realized and unrealized gain (loss) on investments	(0.41)	1.08	1.38	0.38
Total from investment activities	(0.24)	1.24	1.54	0.44

Distributions
Net investment income	(0.19)	(0.20)	(0.06)	—
Net realized gain	(0.85)	(0.99)	(0.02)	—
Total distributions	(1.04)	(1.19)	(0.08)	—

Net asset value, end of period	$10.67	$11.95	$11.90	$10.44

Total Return	(0.62%)	11.02%	14.89%	4.40	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.69%	0.66%	0.68%	0.78	%**
Expenses net of fee waiver	0.62%	0.58%	0.59%	0.62	%**
Net investment income (loss)(C)	1.67%	1.34%	1.49%	1.74	%**
Portfolio turnover rate	312.63%	285.36%	125.32%	14.33	%***
Net assets, end of period (000’s)	$206,037	$226,003	$193,831	$84,635

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETF’s in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETF’s in which the Fund invests.

(D)Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.

*Inception date

**Annualized

***Not annualized

The E-Valuator Growth (70%-85%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Growth (70%-85%) RMS Fund
Financial Highlights

ANNUAL REPORT

See Notes to Financial Statements

	R4 Class Shares(D)
	For the year ended September 30,			For the period May 26, 2016* to September 30, 2016

	2019	2018	2017
Net asset value, beginning of period	$11.98	$11.89	$10.43	$10.00
Investment activities
Net investment income (loss)(A)	0.14	0.13	0.12	0.05
Net realized and unrealized gain (loss) on investments	(0.42)	1.09	1.39	0.38
Total from investment activities	(0.28)	1.22	1.51	0.43

Distributions
Net investment income	(0.15)	(0.14)	(0.03)	—
Net realized gain	(0.85)	(0.99)	(0.02)	—
Total distributions	(1.00)	(1.13)	(0.05)	—

Net asset value, end of period	$10.70	$11.98	$11.89	$10.43

Total Return	(0.95%)	10.78%	14.54%	4.30	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.96%	0.93%	1.05%	1.03	%**
Expenses net of fee waiver	0.89%	0.86%	0.96%	0.87	%**
Net investment income (loss)(C)	1.37%	1.09%	1.12%	1.49	%**
Portfolio turnover rate	312.63%	285.36%	125.32%	14.33	%***
Net assets, end of period (000’s)	$25,928	$23,370	$20,799	$93,317

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETF’s in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETF’s in which the Fund invests.

(D)Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.

* Inception date

** Annualized

*** Not annualized

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Financial Highlights

ANNUAL REPORT

See Notes to Financial Statements

	Service Class Shares(D)
	For the year ended September 30,			For the period May 26, 2016* to September 30, 2016
	2019	2018	2017
Net asset value, beginning of period	$12.30	$12.12	$10.48	$10.00
Investment activities
Net investment income (loss)(A)	0.14	0.11	0.12	0.05
Net realized and unrealized gain (loss) on investments	(0.56)	1.22	1.59	0.43
Total from investment activities	(0.42)	1.33	1.71	0.48

Distributions
Net investment income	(0.13)	(0.16)	(0.05)	—
Net realized gain	(0.67)	(0.99)	(0.02)	—
Total distributions	(0.80)	(1.15)	(0.07)	—

Net asset value, end of period	$11.08	$12.30	$12.12	$10.48

Total Return	(2.27%)	11.51%	16.40%	4.80	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.72%	0.69%	0.71%	0.81	%**
Expenses net of fee waiver	0.65%	0.61%	0.62%	0.65	%**
Net investment income (loss)(C)	1.27%	0.93%	1.07%	1.48	%**
Portfolio turnover rate	281.73%	298.25%	144.83%	10.24	%***
Net assets, end of period (000’s)	$82,222	$78,594	$56,415	$12,459

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETF’s in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETF’s in which the Fund invests.

(D)Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.

* Inception date

** Annualized

*** Not annualized

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Financial Highlights

ANNUAL REPORT

See Notes to Financial Statements

	R4 Class Shares(D)
	For the year ended September 30,			For the period May 26, 2016* to September 30, 2016
	2019	2018	2017
Net asset value, beginning of period	$12.30	$12.12	$10.48	$10.00
Investment activities
Net investment income (loss)(A)	0.11	0.08	0.08	0.04
Net realized and unrealized gain (loss) on investments	(0.55)	1.21	1.59	0.44
Total from investment activities	(0.44)	1.29	1.67	0.48

Distributions
Net investment income	(0.10)	(0.12)	(0.01)	—
Net realized gain	(0.67)	(0.99)	(0.02)	—
Total distributions	(0.77)	(1.11)	(0.03)	—

Net asset value, end of period	$11.09	$12.30	$12.12	$10.48

Total Return	(2.47%)	11.12%	16.01%	4.80	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.98%	0.95%	1.07%	1.06	%**
Expenses net of fee waiver	0.91%	0.87%	0.98%	0.90	%**
Net investment income (loss)(C)	1.03%	0.70%	0.70%	1.23	%**
Portfolio turnover rate	281.73%	298.25%	144.83%	10.24	%***
Net assets, end of period (000’s)	$9,582	$10,818	$7,428	$25,427

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETF’s in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETF’s in which the Fund invests.

(D)Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.

* Inception date

** Annualized

*** Not annualized

ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial StatementsSeptember 30, 2019

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The E-Valuator Very Conservative (0%-15%) RMS Fund (“Very Conservative”), The E-Valuator Conservative (15%-30%) RMS Fund (“Conservative”), The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (“Conservative/Moderate”), The E-Valuator Moderate (50%-70%) RMS Fund (“Moderate”), The E-Valuator Growth (70%-85%) RMS Fund (“Growth”), and The E-Valuator Aggressive Growth (85%-99%) RMS Fund (“Aggressive Growth”) (the “Funds”) are diversified series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Funds commenced operations on May 26, 2016. Note that prior to March 27, 2017, R4 Class Shares and Service Class Shares were named Investor Class Shares and Institutional Class Shares, respectively.

The investment objectives of the Funds are as follows:

Fund	Objective
Very Conservative	to provide income and, as a secondary objective, stability of principal.
Conservative	to provide income but will at times seek growth and income within the stated asset allocation range.
Conservative/Moderate	to provide both growth of principal and income but will at times focus primarily on providing income within the stated asset allocation range.
Moderate	to provide both growth of principal and income but will at times focus primarily on providing growth of principal within the stated asset allocation range.
Growth	to provide growth of principal but will at times seek to provide both growth of principal and income within the stated asset allocation range.
Aggressive Growth	to provide growth of principal within the stated asset allocation range.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedSeptember 30, 2019

New Accounting Pronouncement

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Funds have adopted ASU 2018-13 with these financial statements.

Security Valuation

Each Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith under procedures approved by the Funds’ Trustees. Fair value pricing may be used, for example, when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. If a security is valued at “fair value,” such value is likely to be different from the last quoted market price. Investment companies are valued at net asset value (“NAV”). If values of foreign securities have been materially affected by events occurring after the close of a foreign market,

ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedSeptember 30, 2019

foreign securities may be valued by another method that the Trustees believe reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Funds’ NAV is determined as of such times. To the extent a Fund is invested in other open-end investment companies, including money market funds, that are registered under the 1940 Act, the Fund’s NAV per share is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. When using quoted prices or NAVs reported by underlying investment companies and when the market is considered to be active, securities will be classified as Level 1.

In accordance with GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP requires a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including a Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2019:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Very Conservative Fund
Exchange Traded Funds	$5,068,566	$—	$—	$5,068,566
Mutual Funds	9,651,148	—	—	9,651,148
Money Market Funds	306,781	—	—	306,781
	$15,026,495	$—	$—	$15,026,495

ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedSeptember 30, 2019

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Conservative Fund
Exchange Traded Funds	$18,514,928	$—	$—	$18,514,928
Mutual Funds	38,069,710	—	—	38,069,710
Money Market Funds	1,520,099	—	—	1,520,099
	$58,104,737	—	—	$58,104,737

Conservative/Moderate Fund
Exchange Traded Funds	$4,401,761	$—	$—	$4,401,761
Mutual Funds	9,327,492	—	—	9,327,492
Money Market Funds	213,525	—	—	213,525
	$13,942,778	$—	$—	$13,942,778

Moderate Fund
Exchange Traded Funds	$59,616,657	$—	$—	$59,616,657
Mutual Funds	111,666,774	—	—	111,666,774
Money Market Funds	2,809,924	—	—	2,809,924
	$174,093,355	$—	$—	$174,093,355

Growth Fund
Exchange Traded Funds	$82,383,178	$—	$—	$82,383,178
Mutual Funds	145,764,300	—	—	145,764,300
Money Market Funds	4,477,132	—	—	4,477,132
	$232,624,610	$—	$—	$232,624,610

Aggressive Growth Fund
Exchange Traded Funds	$33,633,217	$—	$—	$33,633,217
Mutual Funds	56,205,340	—	—	56,205,340
Money Market Funds	2,105,797	—	—	2,105,797
	$91,944,354	$—	$—	$91,944,354

Refer to the Funds’ Schedules of Investments for a listing of securities by strategy.

ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedSeptember 30, 2019

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Long-term capital gain distributions from underlying funds are classified as realized gains for financial reporting purposes. Interest income is recorded on an accrual basis. Discounts or premiums are accreted or amortized to interest income using the effective interest method.

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate. Disbursements made in excess of cash available have been recorded as Due to Custodian in the Statements of Assets & Liabilities, if applicable.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is reported. The Funds identify their major tax jurisdiction as U.S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred. The Funds are subject to examination by U.S. tax authorities for all tax years since inception.

ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedSeptember 30, 2019

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications, if any, have no impact on net assets or net asset value per share. As of September 30, 2019, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board.

Each Fund can offer two classes of shares: R4 Class Shares and Service Class Shares (named Investor Class Shares and Institutional Class Shares, respectively, prior to March 27, 2017). Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their ongoing distribution and service fees. Income, expenses (other than distribution and service fees, shareholder servicing and reports fees, state registration fees and transfer agent fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH RELATED PARTIES

Pursuant to an Investment Advisory Agreement, Systelligence, LLC (the “Adviser”) provides investment advisory services for an annual fee on the average daily net assets of the Funds. For its services, the Adviser receives an investment management fee equal to 0.45% of the average daily net assets of each Fund. The Adviser has contractually agreed to reduce its management fee with respect to each Fund from 0.45% to 0.38% until January 31, 2020.

ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedSeptember 30, 2019

For the year ended September 30, 2019, the Adviser earned and waived management fees as follows:

Fund	Management Fee Earned	Management Fee Waived	Net Management Fee Earned
Very Conservative	$67,248	$(19,224)	$48,024
Conservative	255,878	(39,806)	216,072
Conservative/Moderate	56,626	(21,712)	34,914
Moderate	759,370	(118,124)	641,246
Growth	1,031,704	(160,472)	871,232
Aggressive Growth	389,369	(60,569)	328,800
	$2,560,195	$(419,907)	$2,140,288

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business ) to an annual rate of 0.80% of the average daily net assets of each Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2020. For the year ended September 30, 2019, the Adviser has elected to forego the recoupment of such waivers, as applicable.

The total amounts of recoverable reimbursements for the Funds as of September 30, 2019 and expiration dates are as follows:

Recoverable Reimbursements and Expiration Dates
Fund	2020	2021	2022	Total
Very Conservative	$—	$4,596	$8,763	$13,359
Conservative	—	—	—	—
Conservative/Moderate	—	—	12,903	12,903
Moderate	—	—	—	—
Growth	—	—	—	—
Aggressive Growth	—	—	—	—

ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedSeptember 30, 2019

The Board has adopted a Distribution and Service Plan for each Fund’s R4 Class (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, each Fund may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. Each Fund finances these distribution and service activities through payments made to the Funds’ principal underwriter (the “Distributor”). The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for R4 Class shares. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The 12b-1 Plan, while primarily intended to compensate for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for each of the Funds.

Each of the Funds has adopted a shareholder services plan with respect to its R4 Class and Service Class Shares. Under a shareholder services plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to Shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

For the year ended September 30, 2019, the following fees under the Plan were incurred:

Fund	Class	Type of Plan	Fees Incurred
Very Conservative	R4	12b-1	$16,763
Very Conservative	Service	Shareholder servicing	3,288
Very Conservative	R4	Shareholder servicing	34
Conservative	R4	12b-1	29,276

ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedSeptember 30, 2019

Fund	Class	Type of Plan	Fees Incurred
Conservative	Service	Shareholder servicing	4,994
Conservative	R4	Shareholder servicing	1,360
Conservative/Moderate	R4	12b-1	2,705
Conservative/Moderate	Service	Shareholder servicing	1,128
Conservative/Moderate	R4	Shareholder servicing	108
Moderate	R4	12b-1	65,420
Moderate	Service	Shareholder servicing	8,520
Moderate	R4	Shareholder servicing	2,144
Growth	R4	12b-1	58,416
Growth	Service	Shareholder servicing	7,863
Growth	R4	Shareholder servicing	2,911
Aggressive Growth	R4	12b-1	24,950
Aggressive Growth	Service	Shareholder servicing	5,427
Aggressive Growth	R4	Shareholder servicing	1,539

Commonwealth Fund Services, Inc. (“CFS”), acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the year ended September 30, 2019, the following fees were paid monthly:

Fund	Administration	Transfer Agent	Accounting
Very Conservative	$6,026	$3,625	$3,987
Conservative	23,198	11,860	15,294
Conservative/Moderate	5,042	2,438	3,337
Moderate	68,889	32,571	45,296
Growth	93,641	42,720	61,573
Aggressive Growth	35,309	17,024	23,191
	$232,105	$110,238	$152,678

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus™ LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus™ LLP. Tina H. Bloom and Bo James Howell are Assistant Secretaries of the Trust and Partners of Practus™ LLP. Mr. Lively, Ms. Bloom and Mr. Howell receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedSeptember 30, 2019

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the year ended September 30, 2019, were as follows:

Fund	Purchases	Sales
Very Conservative	$45,921,620	$47,029,223
Conservative	199,308,906	201,175,967
Conservative/Moderate	43,539,625	40,530,848
Moderate	530,913,731	524,112,092
Growth	711,956,984	703,337,265
Aggressive Growth	251,533,294	238,335,311

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions during year ended September 30, 2019 and the year ended September 30, 2018 were as follows:

Year ended September 30, 2019
	Very Conservative Fund	Conservative Fund	Conservative/ Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Distributions paid from:
Ordinary income	$453,157	$1,712,560	$467,934	$6,022,760	$7,810,306	$3,269,141
Realized gains	142,164	1,698,657	293,431	7,922,262	12,868,036	2,421,932
	$595,321	$3,411,217	$761,365	$13,945,022	$20,678,342	$5,691,073

Year ended September 30, 2018
	Very Conservative Fund	Conservative Fund	Conservative/ Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Distributions paid from:
Ordinary income	$466,717	$2,133,339	$938,535	$8,520,851	$13,019,180	$4,097,013
Realized gains	34,497	474,424	199,846	3,140,750	8,824,169	2,461,810
	$501,214	$2,607,763	$1,138,381	$11,661,601	$21,843,349	$6,558,823

ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedSeptember 30, 2019

As of September 30, 2019, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Year ended September 30, 2019
	Very Conservative Fund	Conservative Fund	Conservative/ Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Accumulated net investment income	$190,217	$872,763	$175,749	$1,788,680	$1,947,433	$432,375
Other accumulated gain (loss)	(172,078)	(306,127)	(398,958)	(1,293,316)	(3,909,428)	(1,851,100)
Net unrealized appreciation (depreciation) on investments	490,955	2,522,439	536,008	9,392,229	13,114,911	4,396,421
	$509,094	$3,089,075	$312,799	$9,887,593	$11,152,916	$2,977,696

As of September 30, 2019, each Fund had a capital loss carryforward that may be carried forward indefinitely and retains the character of short-term in the amounts as follows:

Fund	Total
Very Conservative	$172,078
Conservative	306,127
Conservative/Moderate	398,958
Moderate	1,293,316
Growth	3,909,428
Aggressive Growth	1,851,100

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Very Conservative	$14,535,540	$526,873	$(35,918)	$490,955
Conservative	55,582,298	2,650,432	(127,993)	2,522,439
Conservative/Moderate	13,406,769	558,527	(22,519)	536,008
Moderate	164,701,127	10,003,800	(611,571)	9,392,229
Growth	219,509,699	14,711,442	(1,596,531)	13,114,911
Aggressive Growth	87,547,932	5,373,933	(977,511)	4,396,421

ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedSeptember 30, 2019

The difference between book basis distributable earnings is attributable primarily to the tax deferral of wash sales.

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Funds were:

Very Conservative Fund
Year ended September 30, 2019	Service Class	R4 Class
Shares sold	315,463	379,971
Shares reinvested	41,442	20,742
Shares redeemed	(755,696)	(114,685)
Net increase (decrease)	(398,791)	286,028

Very Conservative Fund
Year ended September 30, 2018	Service Class	R4 Class
Shares sold	355,805	476,641
Shares reinvested	38,175	10,169
Shares redeemed	(510,606)	(180,976)
Net increase (decrease)	(116,626)	305,834

Conservative Fund
Year ended September 30, 2019	Service Class	R4 Class
Shares sold	1,349,864	222,885
Shares reinvested	292,684	67,932
Shares redeemed	(1,736,556)	(204,056)
Net increase (decrease)	(94,008)	86,761

Conservative Fund
Year ended September 30, 2018	Service Class	R4 Class
Shares sold	1,119,494	639,006
Shares reinvested	212,316	33,868
Shares redeemed	(1,046,138)	(446,752)
Net increase (decrease)	285,672	226,122

ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedSeptember 30, 2019

Conservative/Moderate Fund
Year ended September 30, 2019	Service Class	R4 Class
Shares sold	404,839	89,585
Shares reinvested	78,433	6,544
Shares redeemed	(392,100)	(104,734)
Net increase (decrease)	91,172	(8,605)

Conservative/Moderate Fund
Year ended September 30, 2018	Service Class	R4 Class
Shares sold	211,262	36,449
Shares reinvested	101,951	5,689
Shares redeemed	(415,646)	(91,743)
Net increase (decrease)	(102,433)	(49,605)

Moderate Fund
Year ended September 30, 2019	Service Class	R4 Class
Shares sold	2,484,904	694,443
Shares reinvested	1,277,870	220,875
Shares redeemed	(3,183,875)	(518,183)
Net increase (decrease)	578,899	397,135

Moderate Fund
Year ended September 30, 2018	Service Class	R4 Class
Shares sold	2,925,776	1,033,253
Shares reinvested	912,027	130,816
Shares redeemed	(2,469,496)	(1,082,371)
Net increase (decrease)	1,368,307	81,698

ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedSeptember 30, 2019

Growth Fund
Year ended September 30, 2019	Service Class	R4 Class
Shares sold	2,785,575	663,630
Shares reinvested	2,048,621	207,695
Shares redeemed	(4,434,027)	(400,115)
Net increase (decrease)	400,169	471,210

Growth Fund
Year ended September 30, 2018	Service Class	R4 Class
Shares sold	3,731,191	1,147,317
Shares reinvested	1,790,254	138,757
Shares redeemed	(2,899,904)	(1,083,780)
Net increase (decrease)	2,621,541	202,294

Aggressive Growth Fund
Year ended September 30, 2019	Service Class	R4 Class
Shares sold	2,080,767	250,030
Shares reinvested	528,519	71,651
Shares redeemed	(1,578,060)	(336,634)
Net increase (decrease)	1,031,226	(14,953)

Aggressive Growth Fund
Year ended September 30, 2018	Service Class	R4 Class
Shares sold	1,911,033	425,566
Shares reinvested	503,883	59,437
Shares redeemed	(679,950)	(218,824)
Net increase (decrease)	1,734,966	266,179

ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedSeptember 30, 2019

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events other than those listed below.

Subsequent to September 30, 2019, the Funds made the following distributions:

Fund	Record Date	Ex-Dividend Date	Character	Amount
Very Conservative	11/20/2019	11/21/2019	Net Investment Income	$218,909
Conservative	11/20/2019	11/21/2019	Net Investment Income	872,712
Conservative	11/20/2019	11/21/2019	Long-Term Capital Gain	20,674
Conservative/Moderate	11/20/2019	11/21/2019	Net Investment Income	191,712
Moderate	11/20/2019	11/21/2019	Net Investment Income	1,894,926
Growth	11/20/2019	11/21/2019	Net Investment Income	1,973,934
Aggressive Growth	11/20/2019	11/21/2019	Net Investment Income	399,274

ANNUAL REPORT

THE E-Valuator FUNDS
Report of Independent Registered Public Accounting Firm

To the Shareholders of The E-Valuator Very Conservative (0-15%) RMS Fund, The E-Valuator Conservative (15%-30%) RMS Fund, The E-Valuator Conservative/Moderate (30%-50%) RMS Fund, The E-Valuator Moderate (50%-70%) RMS Fund, The E-Valuator Growth (70%-85%) RMS Fund and The E-Valuator Aggressive Growth (85%-99%) RMS Fund and Board of Trustees of World Funds Trust.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The E-Valuator Very Conservative (0-15%) RMS Fund, The E-Valuator Conservative (15%-30%) RMS Fund, The E-Valuator Conservative/Moderate (30%-50%) RMS Fund, The E-Valuator Moderate (50%-70%) RMS Fund, The E-Valuator Growth (70%-85%) RMS Fund and The E-Valuator Aggressive Growth (85%-99%) RMS Fund (the “Funds”), each a series of World Funds Trust, as of September 30, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the four periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2016.

COHEN & COMPANY, LTD.
Cleveland, Ohio
November 29, 2019

ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (64) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013	54	None
Mary Lou H. Ivey (61) Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., accounting firm, since 2008.	54	None
Theo H. Pitt, Jr. (83) Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	54

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; and Starboard Investment Trust for the 17 series of that trust; (all registered investment companies).

ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited) - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (56) President	Indefinite, Since August 2017

Managing Director of Business Development, Commonwealth Fund Services, Inc., October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. from 1986 to 2013.

Karen M. Shupe (55) Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (65) Assistant Treasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director, Fund Administration and Fund Accounting, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (50) Secretary	Indefinite, Since November 2013	Attorney, PractusTM LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
Tina H. Bloom (51) Assistant Secretary	Indefinite, Since November 2018

Attorney, PractusTM LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), November 2017 to May 2018; Director of Fund Administration of Ultimus Fund Solutions, LLC from 2011-2017.

Bo James Howell (38) Assistant Secretary	Indefinite, Since November 2018	Attorney, PractusTM LLP, (law firm), May 2018 to present; Founder, CCO Technology, June 2018; Director of Fund Administration of Ultimus Fund Solutions, LLC from 2012-2018.
Holly B. Giangiulio (57) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, Corporate Accounting and HR Manager from 2010 to 2015.
Julian G. Winters (50) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited) - continued

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY AGREEMENT RENEWAL

At a meeting held on May 29-30, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”) considered the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Systelligence, LLC (“Systelligence”) on behalf of The E-Valuator Funds1. The Trustees noted that, at their last quarterly meeting, the Board only continued the Advisory Agreement with Systelligence for one quarter since, among other things, Systelligence’s 15c response was not received until a few days before that prior meeting. As a result, the Board again considered the continuation of the Advisory Agreement and noted the additional information and the issues they reviewed at the previous meeting. The Trustees discussed the numerous interactions related to trading processes for The E-Valuator Funds that they have been having with representatives of Systelligence and certain of the Trust’s other service providers, as well as their own separate independent legal counsel (K&L Gates). The Trustees considered that, on their behalf, Counsel had again sent a 15c request letter in conjunction with their consideration of the Advisory Agreement to Systelligence for this Meeting after the previous quarterly meeting. It was noted, however, that Systelligence did not deliver the completed 15c response until the

1“The E-Valuator Funds” include: The E-Valuator Very Conservative (0%-15%) RMS Fund, The E-Valuator Conservative (15%-30%) RMS Fund, The E-Valuator Conservative/Moderate (30%-50%) RMS Fund, The E-Valuator Moderate (50%-70%) RMS Fund, The E-Valuator Growth (70%-85%) RMS Fund and The E-Valuator Aggressive Growth (85%-99%) RMS Fund.

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afternoon of the Friday before this Meeting and that, under the circumstances, Counsel recognized the Trustees may not have had adequate opportunity to review the response. The Trustees discussed the timing of the response submission. The Trustees also observed that they have dedicated substantial attention to this matter since the last meeting. An extensive discussion ensued.

Counsel again reminded the Board that the 1940 Act requires the approval of investment advisory agreements by a majority of the Independent Trustees. Counsel reviewed with the Board the memorandum from Counsel addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the continuation of the Advisory Agreement. The Trustees reviewed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by Systelligence; (ii) the investment performance of The E-Valuator Funds; (iii) the costs of the services provided and profits realized by Systelligence from its relationship with The E-Valuator Funds; (iv) the extent to which economies of scale would be realized if The E-Valuator Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of The E-Valuator Funds’ investors; and (v) Systelligence’s practices regarding possible conflicts of interest.

Referring to the materials that had been provided to the Trustees in advance of the Meeting (the “Meeting Materials”) in connection with the approval of the continuation of the Advisory Agreement, the Trustees reviewed the types of information and factors that the Board should consider in order to make an informed decision regarding the approval of the Advisory Agreement. In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to The E-Valuator Funds, including information presented to the Board in Systelligence’s presentation at the prior meeting, such as information regarding expense limitation arrangements and the manner in which The E-Valuator Funds are managed. The Board requested and/or was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) reports regarding the services and support being provided to The E-Valuator Funds and their shareholders; (ii) the investment performance of The E-Valuator Funds; (iii) presentations by Systelligence’s management addressing the investment philosophy, investment strategy, personnel and operations being utilized in managing The E-Valuator Funds; (iv) disclosure information contained in the registration statement of the

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Trust with respect to The E-Valuator Funds and the Form ADV of Systelligence; and (v) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including, among other considerations, the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Systelligence, including financial information, a description of personnel and the services provided to The E-Valuator Funds, information on investment advice, performance, summaries of expenses for The E-Valuator Funds, its compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to The E-Valuator Funds; (iii) the anticipated effect of size on The E-Valuator Funds’ performance and expenses; and (iv) benefits realized by Systelligence from its relationship with the Trust and The E-Valuator Funds. In evaluating the costs and performance of The E-Valuator Funds, the Board relied heavily on the comparative peer group performance and expense information included in the Report to the Board of Trustees prepared by Broadridge using Morningstar data, although they also considered certain comparative information provided by Systelligence and described by representatives of Systelligence at prior meetings. Counsel observed that while Systelligence’s response to Counsel’s request for information was submitted only a couple of days before the Meeting there was substantial similarity in the response when compared to the response provided at the last quarterly meeting. Nonetheless, Counsel noted that, under the circumstances, the Trustees, individually and collectively, may determine as they had done at the prior meeting that in their reasonable business judgment, they required additional time to consider the responses of Systelligence and to evaluate further matters related to the Advisory Agreement under consideration. The Board did not identify any particular information that was most relevant to its consideration to approve the continuation of the Advisory Agreement, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the continuation of the Advisory Agreement, the Trustees considered numerous factors, including:

(1)The nature, extent, and quality of the services provided by Systelligence.

In this regard, the Board considered the responsibilities Systelligence has under the Advisory Agreement. The Board reviewed the services provided by Systelligence to The E-Valuator Funds including, without limitation: Systelligence’s procedures for formulating investment recommendations and assuring

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compliance with The E-Valuator Funds’ investment objectives and limitations, including its proprietary investment models; its coordination of services for The E-Valuator Funds among The E-Valuator Funds’ service providers, and its efforts to promote The E-Valuator Funds, grow their assets, and assist in the distribution of The E-Valuator Funds shares. The Board considered: Systelligence’s staffing, personnel, and methods of operating; the education and experience of Systelligence’s personnel; and Systelligence’s compliance program, policies, and procedures. The Board also considered and concluded that the services provided by Systelligence to The E-Valuator Funds were separate and distinct from services provided by the respective investment adviser(s) to the underlying funds in which The E-Valuator Funds invested. As part of these discussions, the Board noted that certain questions had arisen prior to its previous meeting regarding the sufficiency and sophistication of processes for which Systelligence was responsible and that had been adopted by Systelligence with respect to portfolio trades effected for The E-Valuator Funds, particularly as it relates to such processes operating effectively and efficiently in volatile markets. The Board noted that after its previous meeting it had directed that Systelligence enhance its trading processes promptly to address potential inadequacies that could possibly impact future portfolio transactions for The E-Valuator Funds. The Board also noted that, to date, such enhancements had not been put in place. The Trustees requested that Systelligence provide additional information regarding the review and potential enhancement of the trading processes utilized for The E-Valuator Funds.

(2)Investment performance of The E-Valuator Funds and Systelligence.

As was noted at the prior meeting, the Board noted that The E-Valuator Funds do not have a long performance history and that Systelligence does not have any clients other than The E-Valuator Funds. In regard to The E-Valuator Very Conservative (0%-15%) RMS Fund and The E-Valuator Conservative (15%-30%) RMS Fund, the Board noted that peers were all fund of funds, selected from the Morningstar allocation of 15% to 30% equity category (“Peer Group”). The Board considered that, for the 1-year period ended December 31, 2018, The E-Valuator Very Conservative (0%-15%) RMS Fund trailed its Morningstar category and Peer Group median but was well within the range of returns for the Peer Group. The Board considered that, for the 1-year period ended December 31, 2018, The E-Valuator Conservative (15%-30%) RMS Fund, with a stock weighting at the higher end of the Peer Group, suffered more than most of its Peers and lagged its Peer Group and Morningstar category medians. The Board also noted that The E-Valuator Conservative (15%-30%) RMS Fund’s diversified portfolio, which includes non-US stocks, as well as low-rated bonds, held in the underlying funds,

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negatively impacted the Fund’s relative performance for 2018. In regard to The E-Valuator Conservative/Moderate (30%-50%) RMS Fund, the Board noted that the Peer Group was all fund of funds, selected from the Morningstar Tactical Allocation Category, as well as the Morningstar World Allocation Category. In regard to The E-Valuator Moderate (50%-70%) RMS Fund, the Board noted that its Peer Group was all fund of funds, selected from the Morningstar allocation of 50% to 70% equity category with average net assets below $1 billion. The Board noted that, for the 1-year period ended December 31, 2018, The E-Valuator Conservative/Moderate (30%-50%) RMS Fund and The E-Valuator Moderate (50%-70%) RMS Fund each underperformed its Peer Group and category median due in part to its heavy equity allocation. In regard to The E-Valuator Growth (70%-85%) RMS Fund, the Board noted that its Peer Group was all fund of funds, selected from the Morningstar allocation of 70% to 85% equity category of funds with average net assets below $2 billion. The Board noted that, for the 1-year period ended December 31, 2018, The E-Valuator Growth (70%-85%) RMS Fund underperformed its Peer Group and category medians, due in part to its heavy equity allocation. The Board also noted that The E-Valuator Growth (70%-85%) RMS Fund, which includes non-US stocks, as well as equity-sensitive bonds, and which it typically overweights relative to its peers was not provided any relief from its well diversified portfolio during the critical fourth quarter of 2018. In regard to The E-Valuator Aggressive Growth (85%-99%) RMS Fund, the Board noted that its Peer Group was all fund of funds, selected from the Morningstar allocation of 85%+ equity category. For the 1-year period ended December 31, 2018, the Board noted that The E-Valuator Aggressive Growth (85%-99%) RMS Fund underperformed its Peer Group and Morningstar category medians. In addition to its heavy equity allocation, The E-Valuator Aggressive Growth (85%-99%) RMS Fund’s performance was impacted by the Fund’s pronounced bias toward growth, which did not perform as well as value in the market correction. The Board was also provided with more up-to-date information as of March 31, 2019 for each of The E-Valuator Funds, and while the Board observed that the performance generally improved during the quarter since December 31, 2018, it also observed that the performance relative to each Fund’s respective peer group, category and benchmark was generally similar to information it had been provided as of December 31, 2018.

(3)The costs of the services provided and profits realized by Systelligence from the relationship with The E-Valuator Funds.

In considering the costs of the services provided and profits realized by Systelligence and its affiliates from the relationship with The E-Valuator Funds, the Board considered Systelligence’s staffing, personnel, and methods of

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operating; the financial condition of Systelligence and its affiliates and the level of commitment to The E-Valuator Funds by Systelligence and its principals; the current asset levels of The E-Valuator Funds; and the overall expenses of The E-Valuator Funds. The Board noted again that the comparative data that they would consider with respect to this factor was the same data as had been presented at the previous quarterly meeting. The Trustees noted that the Peer Groups included funds that were largely funds of funds using affiliated funds as underlying vehicles and thus charge a lower management fee than The E-Valuator Funds. They further noted that while The E-Valuator Funds charge a relatively high, top-level management fee compared to such affiliated funds of funds, The E-Valuator Funds’ use of low-cost share classes and exchange-traded funds reduces costs to shareholders, which appeared to be beneficial compared to other funds of funds that may use active managers. In its consideration of the fees provided for under the Advisory Agreement, the Board again noted that the services provided by Systelligence for The E-Valuator Funds were separate and distinct from the services that were provided by the investment adviser to the underlying funds in which The E-Valuator Funds invested. The Board considered that the net expenses of The E-Valuator Very Conservative (0%-15%) RMS Fund and The E-Valuator Conservative (15%-30%) RMS Fund were each higher than its category and Peer Group medians, but noted that each Fund’s net advisory fee was within its Peer Group range. The Trustees further considered that the net expenses of The E-Valuator Conservative/Moderate (30%-50%) RMS Fund were higher than its category and Peer Group medians, but noted that its net advisory fee was within its Peer Group range. The Board further considered that the net expenses of The E-Valuator Moderate (50%-70%) RMS Fund were lower than the category median and higher than the Peer Group median. The Trustees considered that the net expenses of The E-Valuator Growth (70%-85%) RMS Fund and The E-Valuator Aggressive Growth (85%-99%) RMS Fund were each lower than its category and Peer Group medians. In addition, the Trustees considered that the Funds’ fee arrangements with their administrator were modified such that all The E-Valuator Funds’ net expenses as restated as of January 31, 2019 are lower than their Morningstar category averages. The Board was also provided with more up-to-date information as of March 31, 2019 for each of The E-Valuator Funds, and the Board observed that the fee information was generally similar to information it had been provided as of December 31, 2018 (although the Board did observe generally improved gross and net expense information for The E-Valuator Very Conservative (0%-15%) RMS Fund and The E-Valuator Conservative (15%-30%) RMS Fund and significant improvement for The E-Valuator Conservative/Moderate (30%-50%) RMS Fund relative to each Fund’s peer group and category). The Board noted that Systelligence indicated that it expects to be profitable across the complex

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of The E-Valuator Funds. In light of the relative fee comparisons, the Board considered other surrounding circumstances and factors, including the services provided by Systelligence and the performance of The E-Valuator Funds, and the Board concluded that the fees to be paid to Systelligence by The E-Valuator Funds were fair and reasonable at this time.

(4)The extent to which economies of scale would be realized as The E-Valuator Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of The E-Valuator Funds’ investors.

In this regard, the Board considered The E-Valuator Funds’ fee arrangements with Systelligence. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of The E-Valuator Funds would benefit from the current expense limitation arrangements for The E-Valuator Funds. The Board noted Systelligence’s indications that it would continue in the future to attempt to manage the expenses of The E-Valuator Funds so as to keep them competitive, and that this would require it to maintain expense limitation arrangements into the foreseeable future. The Trustees also noted that The E-Valuator Funds would benefit from economies of scale under its agreements with some of its service providers other than Systelligence. Following further discussion of The E-Valuator Funds’ expected asset levels and recent growth of assets, and levels of fees, the Board determined that The E-Valuator Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable and that the expense limitation arrangements provided potential savings or protection for the benefit of The E-Valuator Funds’ shareholders.

(5)Possible conflicts of interest and benefits derived by Systelligence.

In considering Systelligence’s practices regarding conflicts of interest, the Board evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to The E-Valuator Funds; the fact that Systelligence does not utilize soft dollars; the basis of decisions to buy or sell securities for The E-Valuator Funds; and the substance and administration of Systelligence’s code of ethics. The Board considered the relationship of Systelligence with its affiliates and the nature of those affiliates’ business, including how the affiliates are paid by plan sponsors who may purchase shares of The E-Valuator Funds. The Board considered the disclosure of any potential conflicts and the procedures in place to identify, and, where appropriate to mitigate, such conflicts. Based on the foregoing, the Board determined that Systelligence’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. Systelligence noted no expected benefits, other than receipt of advisory fees, or detriments to managing The E-Valuator Funds.

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After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances. However, the Board again noted that the opportunities for improvement of the portfolio trading processes and timely responses to requests for information continued to be a focus and relevant consideration for the Board. After further discussion, the Board determined that it was appropriate to approve the Advisory Agreement with respect to each of The E-Valuator Funds only for a term of thirty days and to reconsider the continuation of the Advisory Agreement at a Special Meeting of the Board to be held in June 2019.

At a Special Meeting of the Board held on June 25, 2019 (the “Special Meeting”), the Board again considered the continuation of the Advisory Agreement between the Trust and Systelligence on behalf of The E-Valuator Funds. The Trustees noted that at their last quarterly meeting held in May 2019, the Board only continued the Advisory Agreement with Systelligence for one month and at the Board’s February 2019 meeting, it had only continued the Advisory Agreement for one quarter. In each instance, the Board’s approval for the period was based on, among other things, the fact that Systelligence’s response to requests for information directed to it on behalf of the Trustees was not received in a timely manner. The Trustees noted that, as a result, the Board was again considering the continuation of the Advisory Agreement at this Special Meeting. The Board also considered its evaluation of certain issues related to the trading processes for The E-Valuator Funds and its request that Systelligence review and enhance such trading processes. The Trustees discussed the numerous additional interactions on this topic that they have had with representatives of Systelligence and certain of the Trust’s other service providers, as well as their own separate independent legal counsel (K&L Gates), during the last month. The Trustees noted that Counsel, on their behalf, had again sent a 15c request letter in conjunction with their consideration of the Advisory Agreement to Systelligence for this Special Meeting after the previous quarterly meeting. It was also noted, however, that Systelligence did not deliver the completed 15c response until the Sunday before this Special Meeting, and, as a result, Counsel recognized that the Trustees may not have had adequate opportunity to review the response. Counsel further noted to the Trustees that the response from Systelligence was substantially similar to the responses from the previous meetings. The Trustees discussed the submission provided on behalf of Systelligence. They also reviewed the extensive communications that had occurred between Mr. Kevin Miller of Systelligence and the Chair of

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the Trust’s Board of Trustees, and their respective representatives, since the last meeting which suggested that substantial progress had been made in assessing the potential future trading needs of the Funds and enhancing the current trading processes for the Funds; a discussion on this ensued.

The Trustees reviewed the memorandum from Counsel, which had been previously provided to them and which summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the continuation of the Advisory Agreement. The Trustees discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by Systelligence; (ii) the investment performance of The E-Valuator Funds; (iii) the costs of the services provided and profits realized by Systelligence from its relationship with The E-Valuator Funds; (iv) the extent to which economies of scale would be realized if The E-Valuator Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of The E-Valuator Funds’ investors; and (v) Systelligence’s practices regarding possible conflicts of interest.

Referring to the materials that had been provided to the Trustees in advance of the Special Meeting (the “Special Meeting Materials”) in connection with the approval of the continuation of the Advisory Agreement, the Trustees further reviewed the types of information and factors that the Board should consider in order to make an informed decision regarding the approval of the Advisory Agreement. In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to The E-Valuator Funds, including information presented to the Board in Systelligence’s presentation earlier in the Special Meeting and at the Board’s February and May 2019 meetings, such as information regarding expense limitation arrangements, the manner in which The E-Valuator Funds are managed, and the plans for conversion to a new trade order management system and custodian for The E-Valuator Funds. The Board requested and/or was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) reports regarding the services and support being provided to The E-Valuator Funds and their shareholders; (ii) the investment performance of The E-Valuator Funds; (iii) presentations by Systelligence’s management addressing the investment philosophy, investment strategy, personnel and operations being utilized in managing The E-Valuator Funds; (iv) disclosure information contained in the registration statement of the Trust with respect to The E-Valuator Funds and the Form ADV of Systelligence;

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and (v) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including, among other considerations, the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Systelligence, including financial information, a description of personnel and the services provided to The E-Valuator Funds, information on investment advice, performance, summaries of expenses for The E-Valuator Funds, its compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to The E-Valuator Funds; (iii) the anticipated effect of size on The E-Valuator Funds’ performance and expenses; and (iv) benefits realized by Systelligence from its relationship with the Trust and The E-Valuator Funds. In evaluating the costs and performance of The E-Valuator Funds, the Board relied heavily on the comparative peer group performance and expense information included in the Report to the Board of Trustees prepared by Broadridge using Morningstar data, although they also considered certain comparative information provided by Systelligence and described by representatives of Systelligence at the Meeting. The Board did not identify any particular information that was most relevant to its consideration to approve the continuation of the Advisory Agreement, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the continuation of the Advisory Agreement, the Trustees considered numerous factors, including:

(1)The nature, extent, and quality of the services provided by Systelligence.

In this regard, the Board considered the responsibilities Systelligence has under the Advisory Agreement. The Board reviewed the services provided by Systelligence to The E-Valuator Funds including, without limitation: Systelligence’s procedures for formulating investment recommendations and assuring compliance with The E-Valuator Funds’ investment objectives and limitations, including its proprietary investment models; its coordination of services for The E-Valuator Funds among The E-Valuator Funds’ service providers, and its efforts to promote The E-Valuator Funds, grow their assets, and assist in the distribution of The E-Valuator Funds shares. The Board considered: Systelligence’s staffing, personnel, and methods of operating; the education and experience of Systelligence’s personnel; and Systelligence’s compliance program, policies, and procedures. The Board also considered and concluded that the services provided by Systelligence to The E-Valuator Funds were separate and distinct

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from services provided by the respective investment adviser(s) to the underlying funds in which The E-Valuator Funds invested. As part of these discussions, the Board noted that Systelligence had endeavored to respond to the Board’s prior request that it enhance the trading processes for The E-Valuator Funds and that Systelligence has stated that it is in the process of working to convert to a new trade order management system that it expects will meet the needs of the Funds and their shareholders.

(2)Investment performance of The E-Valuator Funds and Systelligence.

The Board noted that the Special Meeting Materials included the performance information as of December 31, 2018, which had been evaluated and discussed at the February 2019 meeting of the Board, as well as the December 31, 2018 and March 31, 2019 performance information, which had been evaluated and discussed at the Board’s May 2019 meeting. The Board further noted that The E-Valuator Funds do not have a long performance history and that Systelligence does not have any clients other than The E-Valuator Funds. The Board considered that, for the 1-year period ended March 31, 2019, each of The E-Valuator Funds trailed its Morningstar category. The Board also noted that for the three-month period ended March 31, 2019, each of The E-Valuator Funds, with the exception of The E-Valuator Very Conservative (0%-15%) RMS Fund, outperformed its Morningstar category.

(3)The costs of the services provided and profits realized by Systelligence from the relationship with The E-Valuator Funds.

In considering the costs of the services provided and profits realized by Systelligence and its affiliates from the relationship with The E-Valuator Funds, the Board considered Systelligence’s staffing, personnel, and methods of operating; the financial condition of Systelligence and its affiliates and the level of commitment to The E-Valuator Funds by Systelligence and its principals; the current asset levels of The E-Valuator Funds; and the overall expenses of The E-Valuator Funds. The Trustees noted that the Special Meeting Materials included the fee and expense information as of December 31, 2018 which had been evaluated and discussed at the February 2019 meeting of the Board, as well as updated expense information provided by Systelligence comparing The E-Valuator Funds to each respective Morningstar category. In its consideration of the fees provided for under the Advisory Agreement, the Board again noted that the services provided by Systelligence for The E-Valuator

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Funds were separate and distinct from the services that were provided by the investment adviser to the underlying funds in which The E-Valuator Funds invested. The Board considered that the more updated information provided by Systelligence indicated that the net expenses of each of The E-Valuator Funds are lower than their Morningstar category averages. The Board noted that Systelligence indicated that it expects to be profitable across the complex of The E-Valuator Funds. In light of the relative fee comparisons, the Board considered other surrounding circumstances and factors, including the services provided by Systelligence and the performance of The E-Valuator Funds, and the Board concluded that the fees to be paid to Systelligence by The E-Valuator Funds were fair and reasonable at this time.

(4)The extent to which economies of scale would be realized as The E-Valuator Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of The E-Valuator Funds’ investors.

In this regard, the Board considered The E-Valuator Funds’ fee arrangements with Systelligence. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of The E-Valuator Funds would benefit from the current expense limitation arrangements for The E-Valuator Funds. The Board noted Systelligence’s indications that it would continue in the future to attempt to manage the expenses of The E-Valuator Funds so as to keep them competitive, and that this would require it to maintain expense limitation arrangements into the foreseeable future. The Trustees also noted that The E-Valuator Funds would benefit from economies of scale under its agreements with some of its service providers other than Systelligence. Following further discussion of The E-Valuator Funds’ expected asset levels and recent growth of assets, and levels of fees, the Board determined that The E-Valuator Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable and that the expense limitation arrangements provided potential savings or protection for the benefit of The E-Valuator Funds’ shareholders.

(5)Possible conflicts of interest and benefits derived by Systelligence.

In considering Systelligence’s practices regarding conflicts of interest, the Board evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to The E-Valuator Funds; the fact that Systelligence does not utilize soft dollars; the basis of decisions to buy or sell securities for The E-Valuator Funds; and the substance and administration of Systelligence’s code of ethics. The Board considered the relationship of Systelligence with its affiliates and the nature of

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those affiliates’ business, including how the affiliates are paid by plan sponsors who may purchase shares of The E-Valuator Funds. The Board considered the disclosure of any potential conflicts and the procedures in place to identify, and, where appropriate to mitigate, such conflicts. Based on the foregoing, the Board determined that Systelligence’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. Systelligence noted no expected benefits, other than receipt of advisory fees, or detriments to managing The E-Valuator Funds.

After additional consideration of the factors delineated in the memorandum previously provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances.

The Board noted that it was comfortable renewing the Advisory Agreement for a period of one year, in part, because of the representations of Mr. Kevin Miller regarding the planned enhancements to the portfolio trading process that would be put in place for The E-Valuator Funds. The Trustees indicated that they were placing reliance on Mr. Miller’s representations with respect to the trading processes and that they would continue to request, and would expect, periodic and ongoing reports from Systelligence regarding the progress of the conversion to, and implementation of, a new, enhanced, and more efficient trading system for The E-Valuator Funds. After further review, discussion, and determination that the best interests of The E-Valuator Funds’ shareholders were served by the renewal of the Advisory Agreement, the Advisory Agreement was approved for a period of one year.

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THE E-Valuator FUNDS
Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, April 1, 2019 and held for the six months ended September 30, 2019.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT

THE E-Valuator FUNDS
Fund Expenses (unaudited) - continued

	Beginning Account Value (4/1/19)	Ending Account Value (9/30/19)	Annualized Expense Ratio	Expenses Paid During Period Ended* (9/30/19)
Very Conservative
Service Class Actual	$1,000.00	$1,043.17	0.80%	$4.10
Service Class Hypothetical**	$1,000.00	$1,021.00	0.80%	$4.05
R4 Class Actual	$1,000.00	$1,042.74	1.05%	$5.38
R4 Class Hypothetical**	$1,000.00	$1,019.75	1.05%	$5.32
Conservative
Service Class Actual	$1,000.00	$1.048.47	0.75%	$3.85
Service Class Hypothetical**	$1,000.00	$1.021.25	0.75%	$3.80
R4 Class Actual	$1,000.00	$1,048.28	1.00%	$5.13
R4 Class Hypothetical**	$1,000.00	$1,020.00	1.00%	$5.06
Conservative/Moderate
Service Class Actual	$1,000.00	$1,045.31	0.80%	$4.10
Service Class Hypothetical**	$1,000.00	$1,021.00	0.80%	$4.05
R4 Class Actual	$1,000.00	$1,044.76	1.05%	$5.38
R4 Class Hypothetical**	$1,000.00	$1,019.75	1.05%	$5.32
Moderate
Service Class Actual	$1,000.00	$1,043.65	0.67%	$3.43
Service Class Hypothetical**	$1,000.00	$1,021.65	0.67%	$3.40
R4 Class Actual	$1,000.00	$1,042.55	0.92%	$4.71
R4 Class Hypothetical**	$1,000.00	$1,020.40	0.92%	$4.66
Growth
Service Class Actual	$1,000.00	$1,038.95	0.67%	$3.42
Service Class Hypothetical**	$1,000.00	$1,021.65	0.67%	$3.40
R4 Class Actual	$1,000.00	$1,037.83	0.92%	$4.70
R4 Class Hypothetical**	$1,000.00	$1,020.40	0.92%	$4.66
Aggressive Growth
Service Class Actual	$1,000.00	$1,031.66	0.69%	$3.51
Service Class Hypothetical**	$1,000.00	$1,021.55	0.69%	$3.50
R4 Class Actual	$1,000.00	$1,030.67	0.95%	$4.84
R4 Class Hypothetical**	$1,000.00	$1,020.25	0.95%	$4.81

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal period divided by 365 days in the current year.

**5% return before expenses.

ANNUAL REPORT

THE E-Valuator FUNDS
Important Disclosure Statements

Each Fund’s prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2019 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

Investment Adviser:

Systelligence, LLC
7760 France Avenue South, Suite 620
Bloomington, Minnesota 55435

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel:

Practus™ LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 673-0550 (Toll Free)

ITEM 2.                      CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3.                      AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.                      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $72,000 for 2019 and $72,000 for 2018.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2019 and $0 for 2018.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $15,000 for 2019 and $15,000 for 2018. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2019 and $0 for 2018.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant's principal  accountant to the E-Valuator Funds.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)            0%

(d)           NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2019 and $0 for 2018.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.                      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                      SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.                      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                      PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.                      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.                      CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.                       DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.                      EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 6, 2019

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: December 6, 2019

* Print the name and title of each signing officer under his or her signature.